As filed with the Securities and Exchange Commission on December 30, 2002

                                                Securities Act File No. ______
                                     Investment Company Act File No. 811-02809

==============================================================================

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                              -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                              -----------------

                    Pre-Effective Amendment No.           |_|
                    Post-Effective Amendment No.          |_|
                       (Check appropriate box or boxes)
                              -----------------

                   Merrill Lynch Small Cap Value Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)
                              -----------------

                                (609) 282-2800
                       (Area Code and Telephone Number)
                              -----------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                              -----------------

                                Terry K. Glenn
                   Merrill Lynch Small Cap Value Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                              -----------------

                                  Copies to:


           Counsel for the Fund:
            Frank P. Bruno, Esq.                  Philip L. Kirstein
       Sidley Austin Brown & Wood LLP         Fund Asset Management, L.P.
            787 Seventh Avenue                     P.O. Box 9011
         New York, New York 10019          Princeton, New Jersey 08543- 9011
                               -----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

   It is proposed that this filing will become effective on January 29, 2003 pursuant to Rule 488.

   Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

   No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

   Master Small Cap Value Trust has also executed this Registration Statement.


==============================================================================

                      MERCURY SMALL CAP VALUE FUND, INC.
                                  P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                              ------------------

                  NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
                              ------------------

                         To Be Held On March 14, 2003

TO THE STOCKHOLDERS OF
   MERCURY SMALL CAP VALUE FUND, INC.:

      NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Meeting") of Mercury Small Cap Value Fund, Inc. ("Mercury Small Cap") will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on March 14, 2003, at [ ] [a.m.], Eastern time, for the following purposes:

            (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of the assets, and the assumption of the liabilities of, Mercury Small Cap by Merrill Lynch Small Cap Value Fund, Inc. ("ML Small Cap") and the simultaneous distribution to Mercury Small Cap of newly-issued shares of common stock of ML Small Cap having an aggregate net asset value equal to the value of the net assets of Mercury Small Cap acquired by ML Small Cap. The Agreement and Plan of Reorganization also provides for the distribution, on a proportionate basis, of the shares of common stock of ML Small Cap received by Mercury Small Cap to the stockholders of Mercury Small Cap in liquidation of such Fund. A vote in favor of this proposal by the stockholders of Mercury Small Cap will constitute a vote in favor of:
      (a) the dissolution of Mercury Small Cap under state law and (b) the termination of the registration of Mercury Small Cap as an investment company under the Investment Company Act of 1940.

            (2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

      Stockholders of Mercury Small Cap are not entitled to appraisal rights in connection with the transaction.

      The Board of Directors of Mercury Small Cap has fixed the close of business on January 17, 2003 as the record date for the determination of stockholders of Mercury Small Cap entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

      You are cordially invited to attend the Meeting. Stockholders of Mercury Small Cap who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors of Mercury Small Cap.

      [If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, _________ at 1-__ -__-___].

                                       By Order of the Board of Directors,

                                       SUSAN B. BAKER
                                       Secretary
                                       Mercury Small Cap Fund, Inc.

Plainsboro, New Jersey
Dated:  January __, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
                  PRELIMINARY PROXY STATEMENT AND PROSPECTUS
                            DATED DECEMBER 30, 2002
                              PROXY STATEMENT OF
                      MERCURY SMALL CAP VALUE FUND, INC.
                 FOR USE AT A SPECIAL MEETING OF STOCKHOLDERS

                         TO BE HELD ON MARCH 14, 2003
                             --------------------

                                  PROSPECTUS OF
                   MERRILL LYNCH SMALL CAP VALUE FUND, INC.
                PO BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800
                             --------------------

      This Proxy Statement and Prospectus is furnished to you because you are a stockholder of Mercury Small Cap Value Fund, Inc. ("Mercury Small Cap"). Your Fund and Merrill Lynch Small Cap Value Fund, Inc. ("ML Small Cap") are organized as "feeder" funds that invest all of their respective assets in Master Small Cap Value Trust ("Small Cap Trust"). Mercury Small Cap, ML Small Cap and Small Cap Trust have identical investment objectives and policies. This structure is commonly referred to as a "master/feeder" structure. You are being asked to consider and approve a proposed reorganization (the "Reorganization") of your Fund into ML Small Cap.

      The Reorganization will involve a two-step transaction:

      FIRST, ML Small Cap will acquire substantially all of the assets of Mercury Small Cap and assume substantially all of the liabilities of Mercury Small Cap in exchange solely for newly-issued shares of common stock of ML Small Cap.

      SECOND, Mercury Small Cap will distribute the shares of ML Small Cap received in the Reorganization to its stockholders.

      As part of the Reorganization, Mercury Small Cap will be deregistered as an investment company under the Investment Company Act of 1940 (the "Investment Company Act") and will be dissolved under state law.

      This Proxy Statement and Prospectus sets forth concisely the information about ML Small Cap that you should know as you consider the Reorganization and should be retained for future reference. Mercury Small Cap authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

      The Board of Directors of Mercury Small Cap has fixed the close of business on January 17, 2003, as the record date (the "Record Date") for the determination of stockholders of Mercury Small Cap entitled to notice of and to vote at the Meeting and at any adjournment thereof. Each stockholder of Mercury Small Cap on the Record Date will be entitled to one vote for each share of common stock of Mercury Small Cap held, with no share having cumulative voting rights. As of the Record Date, Mercury Small Cap had ____________ shares outstanding.

                                                      (continued on next page)

                             --------------------

                The Securities and Exchange Commission has not
              approved or disapproved these securities or passed
           upon the adequacy of this Proxy Statement and Prospectus.
           Any representation to the contrary is a criminal offense.
                             --------------------

    The date of this Proxy Statement and Prospectus is January ___, 2003

                             --------------------

      A Special Meeting of Stockholders of Mercury Small Cap will be held on March 14, 2003 for the purpose of obtaining stockholder approval of the Reorganization (the "Meeting").

      With this Proxy Statement and Prospectus you will also be receiving the following documents:

   o Prospectus of ML Small Cap, dated July 25, 2002 (the "ML Small Cap Prospectus");

   o Annual Report to Stockholders of ML Small Cap for the fiscal year ended March 31, 2002 (the "ML Small Cap Annual Report"); and

   o Semi-Annual Report to Stockholders of ML Small Cap for the six-month period ended September 30, 2002 (the "ML Small Cap Semi-Annual Report").

      The ML Small Cap Prospectus, the ML Small Cap Annual Report and the ML Small Cap Semi-Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that they are legally considered to be part of this Proxy Statement and Prospectus.

      Certain other documents containing information about Mercury Small Cap and ML Small Cap have been filed with the Securities and Exchange Commission (the "Commission") and may be obtained, without charge, by writing to either Mercury Small Cap or ML Small Cap at the address above, or by calling 1-800-995-6526. These documents are:

   o Statement of Additional Information of ML Small Cap, dated July 25, 2002 (the "ML Small Cap Statement");

   o Prospectus of Mercury Small Cap, dated July 25, 2002 (the "Mercury Small Cap Prospectus");

   o Statement of Additional Information of Mercury Small Cap, dated July 25, 2002 (the "Mercury Small Cap Statement");

   o Annual Report to Stockholders of Mercury Small Cap for the fiscal year ended March 31, 2002 (the "Mercury Small Cap Annual Report"); and

   o Semi-Annual Report to Stockholders of Mercury Small Cap for the six-month period ended September 30, 2002 (the "Mercury Small Cap Semi-Annual Report").

      The ML Small Cap Statement, the Mercury Small Cap Prospectus, the Mercury Small Cap Statement, the Mercury Small Cap Annual Report and the Mercury Small Cap Semi-Annual Report also are incorporated by reference into this Proxy Statement and Prospectus.

      It is intended that the Reorganization will be a tax-free reorganization for Federal income tax purposes. You should consult your tax adviser for details concerning your decision to participate in the Reorganization.

      ML Small Cap and Mercury Small Cap are sometimes referred to in this Proxy Statement and Prospectus individually as a "Fund" and together as the "Funds," as the context requires. The Fund resulting from the Reorganization is sometimes referred to in this Proxy Statement and Prospectus as the "Combined Fund."

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

INTRODUCTION.................................................................1
SUMMARY......................................................................1
      The Reorganization.....................................................1
      What Shareholders of Mercury Small Cap Will Receive in the
           Reorganization....................................................2
      Mercury Small Cap Board Considerations for the Reorganization..........2
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................................14
COMPARISON OF THE FUNDS.....................................................15
      Financial Highlights..................................................15
      Investment Objectives.................................................21
      Investment Policies...................................................21
      Investment Restrictions...............................................21
      Investment Advisory Arrangements, Administration Arrangements
           and Contractual Fee Waiver/Expense Reimbursement Agreement.......21
      Purchase of Shares....................................................21
      Redemption of Shares..................................................21
      Performance...........................................................22
      Code of Ethics........................................................24
      Shareholder Rights....................................................24
      Dividends.............................................................25
      Automatic Dividend Reinvestment Plan..................................25
      Automatic Investment Plan.............................................25
      Systematic Withdrawal Program.........................................25
      Tax Information.......................................................25
      Portfolio Transactions................................................26
      Portfolio Turnover....................................................26
      Additional Information................................................26
THE REORGANIZATION..........................................................27
      General...............................................................27
      Procedure.............................................................28
      Terms of the Agreement and Plan.......................................28
      Potential Benefits to Shareholders as a Result of the
           Reorganization...................................................29
      Tax Consequences of the Reorganization................................30
      Appraisal Rights......................................................32
      Capitalization........................................................32
INFORMATION CONCERNING THE MEETING..........................................33
      Date, Time and Place of Meeting.......................................33
      Solicitation, Revocation and Use of Proxies...........................33
      Record Date and Outstanding Shares....................................33
      Security Ownership of Certain Beneficial and Registered Owners
           and Management of Mercury Small Cap and ML Small Cap.............33
      Voting Rights and Required Vote.......................................33
ADDITIONAL INFORMATION......................................................34
LEGAL PROCEEDINGS...........................................................35
LEGAL OPINIONS..............................................................35
EXPERTS.....................................................................35
SHAREHOLDER PROPOSALS.......................................................35

EXHIBIT I - AGREEMENT AND PLAN OF REORGANIZATION...........................I-1
EXHIBIT II - SECURITY OWNERSHIP...........................................II-1

                                  INTRODUCTION

      This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Mercury Small Cap for use at the Meeting. The Meeting will be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on March 14, 2003, at ___ [a.m.], Eastern time. The mailing address for Mercury Small Cap is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is February
6, 2003.

      Any person giving a proxy may revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with a interest) by executing a superseding proxy, by giving written notice of the revocation of such proxy to the Secretary of Mercury Small Cap at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML Small Cap, Mercury Small Cap and Small Cap Trust (the "Agreement and Plan"), a copy of which is attached hereto as
Exhibit I.

      Approval of the Agreement and Plan will require the affirmative vote of Mercury Small Cap shareholders representing a majority of the outstanding shares entitled to vote thereon. Shareholders of Mercury Small Cap will vote as a single class on the proposal to approve the Agreement and Plan. See "Information Concerning the Meeting."

      The Board of Directors of Mercury Small Cap knows of no business other than the Agreement and Plan that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

      This Proxy Statement and Prospectus serves as a prospectus of ML Small Cap under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares of common stock of ML Small Cap to Mercury Small Cap pursuant to the terms of the Agreement and Plan.

      ML Small Cap and Mercury Small Cap are organized as Maryland corporations. Small Cap Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of ML Small Cap and Mercury Small Cap and beneficial interests in Small Cap Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML Small Cap and Mercury Small Cap and the Trustees of Small Cap Trust are referred to herein as "Board Members;" and the Board of Directors of ML Small Cap and Mercury Small Cap and the Board of Trustees of Small Cap Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.


                                    SUMMARY

      The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and Prospectus and in the Agreement and Plan, a copy of which is attached hereto as Exhibit I.

The Reorganization

      At meetings of the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust held on December 10, 2002, the Boards approved the proposed Reorganization pursuant to which (i) ML Small Cap will acquire substantially all of the assets of Mercury Small Cap, consisting primarily of all of Mercury Small Cap's shares of Small Cap Trust, and assume substantially all of the liabilities of Mercury Small Cap in exchange for newly-issued shares of ML Small Cap, (ii) Mercury Small Cap will distribute such shares pro rata to its shareholders and (iii) Mercury Small Cap will be (a) deregistered as an investment company under the Investment Company Act and (b) dissolved under state law.

What Shareholders of Mercury Small Cap Will Receive in the Reorganization

      If the Agreement and Plan is approved and the Reorganization is consummated:

   o  You will become a shareholder of ML Small Cap;

   o You will receive the following class of shares of ML Small Cap in exchange for your shares of Mercury Small Cap:

                          If You                   You Will
                           Hold                    Receive
                     Mercury Small Cap           ML Small Cap
                          Class                     Class
                    ------------------           ------------

                           I                         A
                           B                         B
                           C                         C
                           A                         D


   o The shares of ML Small Cap that you receive in the Reorganization will have the same aggregate net asset value as the shares of Mercury Small Cap that you hold immediately prior to the Reorganization.

Mercury Small Cap Board Considerations for the Reorganization

      The Board of Mercury Small Cap has approved the Agreement and Plan and recommends that you vote to approve it as well. The Board of Mercury Small Cap has determined that the interests of the existing shareholders of Mercury Small Cap would not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization was in the best interests of Mercury Small Cap.

      In reaching this conclusion, the Board of Mercury Small Cap considered a number of factors, including the following:

   o After the Reorganization, shareholders of Mercury Small Cap will remain invested in a mutual fund having the exact same investment objectives and policies;

   o After the Reorganization, it is expected that Mercury Small Cap shareholders will be invested in a substantially larger fund (for example, as of September 30, 2002, the net assets of Mercury
      Small Cap were $7.9 million while the net assets of the Combined Fund on such date would have been approximately $2.2 billion on a pro forma basis);

   o After the Reorganization, it is expected that all classes of Mercury Small Cap shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund (assuming the contractual fee cap for Mercury Small Cap described below was not in effect) and that all classes of Mercury Small Cap shareholders other than Class B shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund (assuming the contractual fee cap for Mercury Small Cap described below was in effect);

   o After the Reorganization, it is expected that Mercury Small Cap shareholders will benefit from improved economies of scale as shareholders of the Combined Fund; and

   o The Reorganization is expected to be tax free to shareholders.

      See "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization."

      If all of the required approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable thereafter, provided that prior to that time an opinion of counsel concerning the tax consequences of the Reorganization, as set forth in the Agreement and Plan, has been delivered. See "The Reorganization--Tax Consequences of the Reorganization." It should be noted, however, that, under the Agreement and Plan, the Reorganization may be abandoned at any time (whether before or after approval by the shareholders of Mercury Small Cap) prior to the Closing Date (as defined herein), or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust, (ii) by the Board of Mercury

Small Cap if any condition to Mercury Small Cap's obligations has not been fulfilled or waived by such Board, or (iii) by the Board of ML Small Cap if any condition to ML Small Cap's obligations has not been fulfilled or waived by such Board.

      Fee Tables

      The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury Small Cap and ML Small Cap as of September 30, 2002 and, assuming the Reorganization had taken place on September 30, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.



           Fee Table for Class A Shareholders of ML Small Cap, Class I Shareholders of Mercury Small Cap
                       and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)


                                                                       Class A Shares+  Class I Shares+
                                                                       ---------------  ---------------  ---------------
                                                                                    Actual                  Pro Forma
                                                                       --------------------------------  ---------------
                                                                                         Mercury Small      Combined
                                                                         ML Small Cap         Cap             Fund*
                                                                       ---------------  ---------------  ---------------
Shareholder Fees (fees paid directly from shareholder's
   investment)(a):
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
     of offering price)...........................................         5.25%(b)         5.25%(b)        5.25%(b)
   Maximum Deferred Sales Charge (Load) (as a percentage of original
     purchase price or redemption proceeds, whichever is lower)...          None(c)         None(c)          None(c)

   Maximum Sales Charge (Load) Imposed on Dividend Reinvestments..           None             None            None
   Redemption Fee.................................................           None             None            None
   Exchange Fee...................................................           None             None            None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(d):
   Investment Advisory Fees(e)....................................           0.47%           0.47%            0.47%
   Distribution and/or Service (12b-1) Fees(f)....................           None             None            None
   Other Expenses (including administration and transfer agency
     fees)(g).....................................................           0.55%           1.95%            0.55%
                                                                             -----           -----            -----


   Total Annual Fund Operating Expenses............................          1.02%           2.42%            1.02%


   Contractual Fee Waiver and/or Expense Reimbursement.............          N/A             0.92%(h)           N/A
                                                                             ----            --------          ----

   Net Total Annual Fund Operating Expenses........................          1.02%           1.50%(i)         1.02%
                                                                             =====           =====            =====

         --------------
         Footnotes appear on pages 7 and 8.

                     Fee Table for Class B Shareholders of
                        ML Small Cap, Mercury Small Cap
     and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                                        Class B Shares (j)
                                                                        -------------------------------------------------
                                                                                Actual                          Pro Forma
                                                                        ----------------------   ------------------------
                                                                                                                 Combined
                                                                        ML Small Cap     Mercury Small Cap        Fund*
                                                                        --------------   -----------------   ------------
Shareholder Fees (fees paid directly from shareholder's
   investment)(a):
   Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)........................                  None               None                None

   Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is
     lower)...............................................                4.00%(b)           4.00%(b)            4.00%(b)
   Maximum Sales Charge (Load) Imposed on Dividend Reinvestments            None               None                None
   Redemption Fee.........................................                  None               None                None
   Exchange Fee...........................................                  None               None                None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)(d):
   Investment Advisory Fees(e)............................                 0.47%               0.47%              0.47%
   Distribution and/or Service (12b-1) Fees(f)............                 1.00%             0.48%(k)             1.00%
   Other Expenses (including administration and transfer agency
     fees)(g).............................................                0.58%               1.95%              0.58%
                                                                          -----               -----              -----
   Total Annual Fund Operating Expenses...................                2.05%               2.90%              2.05%

   Contractual Fee Waiver and/or Expense Reimbursement....                 N/A              0.92%(h)              N/A
                                                                           ----             --------              ----
   Net Total Annual Fund Operating Expenses...............                2.05%             1.98%(i)(l)          2.05%
                                                                          =====             ===========          =====
     --------------
     Footnotes appear on pages 7 and 8.

                     Fee Table for Class C Shareholders of
                        ML Small Cap, Mercury Small Cap
     and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                                           Class C Shares
                                                                         -------------------------------------------------
                                                                                 Actual             Pro Forma
                                                                         ----------------------   ------------------------
                                                                                                                  Combined
                                                                         ML Small Cap     Mercury Small Cap        Fund*
                                                                         --------------   -----------------   ------------
Shareholder Fees (fees paid directly from shareholder's
   investment)(a):
   Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)........................                   None               None                None
   Maximum Deferred Sales Charge (Load) (as a percentage of
     original purchase price or redemption proceeds, whichever is
     lower)...............................................                 1.00%(b)           1.00%(b)            1.00%(b)
   Maximum Sales Charge (Load) Imposed on Dividend Reinvestments             None               None                None
   Redemption Fee.........................................                   None               None                None
   Exchange Fee...........................................                   None               None                None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)(d):
   Investment Advisory Fees(e)............................                  0.47%               0.47%              0.47%
   Distribution and/or Service (12b-1) Fees(f)............                  1.00%               1.00%              1.00%
   Other Expenses (including administration and transfer agency
     fees)(g).............................................                  0.59%               1.96%              0.59%
                                                                            -----               -----              -----
   Total Annual Fund Operating Expenses...................                  2.06%               3.43%              2.06%

   Contractual Fee Waiver and/or Expense Reimbursement....                   N/A              0.93%(h)              N/A
                                                                            ----              --------             ----
   Net Total Annual Fund Operating Expenses...............                  2.06%             2.50%(i)             2.06%
                                                                            =====             ========             =====
     --------------
     Footnotes appear on next two pages.

              Fee Table for Class D Shareholders of ML Small Cap,
                   Class A Shareholders of Mercury Small Cap and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                    Class D Shares++   Class A Shares++
                                                                    ----------------   -----------------   ------------
                                                                                  Actual                    Pro Forma
                                                                    ------------------------------------   ------------
                                                                                        Mercury Small       Combined
                                                                      ML Small Cap           Cap              Fund*
                                                                    ----------------   -----------------   ------------

Shareholder Fees (fees paid directly from shareholder's
   investment)(a):
   Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)............................          5.25%(b)           5.25%(b)         5.25%(b)
   Maximum Deferred Sales Charge (Load) (as a percentage of
     original purchase price or redemption proceeds, whichever is
     lower)...................................................           None(c)           None(c)           None(c)
   Maximum Sales Charge (Load) Imposed on Dividend Reinvestments          None               None             None
   Redemption Fee.............................................            None               None             None
   Exchange Fee...............................................            None               None             None
Annual Fund Operating Expenses (expenses that are deducted from
   Fund assets)(d):
   Investment Advisory Fees(e)................................            0.47%             0.47%             0.47%
   Distribution and/or Service (12b-1) Fees(f)................            0.25%             0.25%             0.25%
   Other Expenses (including administration and transfer agency
     fees)(g).................................................            0.55%             1.95%             0.55%
                                                                          -----             -----             -----
   Total Annual Fund Operating Expenses.......................            1.27%             2.67%             1.27%
   Contractual Fee Waiver and/or Expense Reimbursement........             N/A             0.92%(h)            N/A
                                                                          -----            -------            -----
   Net Total Annual Fund Operating Expenses...................            1.27%            1.75%(i)           1.27%
                                                                          =====            ========           =====

--------------------------

+ Class A shares of ML Small Cap and Class I shares of Mercury Small Cap are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
++ Class D shares of ML Small Cap and Class A shares of Mercury Small Cap are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
*     Assumes the Reorganization had taken place on September 30, 2002.
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)   Some investors may qualify for reductions in the sales charge (load).
(c) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
(d) The fees and expenses of ML Small Cap and Mercury Small Cap include the expenses of each Fund and each Fund's share of the expenses of Small Cap Trust.
(e) FAM provides investment advisory services to Small Cap Trust at the annual rate of 0.50% of the average daily net assets of the Trust for the first $1 billion; 0.475% of the average daily net assets from $1 billion to $1.5 billion; and 0.45% of the average daily net assets above $ 1.5 billion. For the six-month period ended September 30, 2002, the fee payable to FAM from the Trust was equal to 0.47% of the Trust's average daily net assets.
(f) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
(g) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to each Fund and Small Cap Trust and each Fund and Small Cap Trust reimburse FAM or its affiliates for such services. FAM also provides administration services to ML Small Cap and Mercury Small Cap at the annual rate of 0.25% of the average daily net assets of the applicable Fund.
(h) FAM has entered into a contractual arrangement with Mercury Small Cap pursuant to which the expenses incurred by each share class of Mercury Small Cap will not exceed 1.50% of its average daily net assets. This does not include distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.
(i) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury Small Cap restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between Mercury Small Cap and FAM.
(j) For ML Small Cap, Class B shares automatically convert to Class D shares approximately eight years after initial purchase. For Mercury Small Cap, Class B shares automatically convert to Class A shares approximately eight years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.

(k) Class B shares of Mercury Small Cap are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25% of the average daily net assets attributable to such shares. For the six-month period ended September 30, 2002, Mercury Small Cap did not accrue a portion of the distribution fee. As a result, the Class B distribution fee equaled 0.23% of the average daily net assets attributable to Class B shares during such period. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future.
(l) Reflects expenses actually incurred by Mercury Small Cap restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Small Cap and the non-accrual of a portion of the Class B distribution fee for the six-month period ended September 30, 2002. As a result, the Net Total Annual Fund Operating Expenses for Class B shares of Mercury Small Cap are lower than the Net Total Annual Fund Operating Expenses for Class B shares of the Combined Fund (on a pro forma basis). The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After
      March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future.

   EXAMPLES:

      These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF THE INVESTOR REDEEMS SHARES*:

                                  1 Year      3 Years    5 Years     10 Years
-------------------------------------------------------------------------------
Class A/Class I
-------------------------------------------------------------------------------
     ML Small Cap...............  $624        $833       $1,059      $1,707
     Mercury Small Cap..........  $670        $1,157+    $1,669+     $3,070+
     Combined Fund **...........  $624        $833       $1,059      $1,707
-------------------------------------------------------------------------------
Class B++
-------------------------------------------------------------------------------
    ML Small Cap................  $608        $943       $1,303      $2,187
    Mercury Small Cap...........  $601+++     $1,111+    $1,647+     $3,103+
    Combined Fund **............  $608        $943       $1,303      $2,187
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
    ML Small Cap................  $309        $646       $1,108      $2,390
    Mercury Small Cap...........  $353        $967+      $1,704+     $3,650+
    Combined Fund **............  $309        $646       $1,108      $2,390
-------------------------------------------------------------------------------
Class D/Class A
-------------------------------------------------------------------------------
    ML Small Cap................  $648        $907       $1,185      $1,978
    Mercury Small Cap...........  $694        $1,228+    $1,788+     $3,306+
    Combined Fund **............  $648        $907       $1,185      $1,978

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:

                                  1 Year      3 Years    5 Years     10  Years
-------------------------------------------------------------------------------
 Class A/Class I
-------------------------------------------------------------------------------
          ML Small Cap.....       $624        $833       $1,059      $1,707
     Mercury Small Cap.....       $670        $1,157+    $1,669+     $3,070+
     Combined Fund **......       $624        $833       $1,059      $1,707
-------------------------------------------------------------------------------
Class B++
-------------------------------------------------------------------------------
    ML Small Cap...........       $208        $643       $1,103      $2,187
    Mercury Small Cap......       $201+++     $811+      $1,447+     $3,103+
    Combined Fund **.......       $208        $643       $1,103      $2,187
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
    ML Small Cap...........       $209        $646       $1,108      $2,390
    Mercury Small Cap......       $253        $967+      $1,704+     $3,650+
    Combined Fund **.......       $209        $646       $1,108      $2,390
-------------------------------------------------------------------------------
 Class D/Class A
-------------------------------------------------------------------------------
     ML Small Cap..........       $648        $907       $1,185      $1,978
     Mercury Small Cap.....       $694        $1,228+    $1,788+     $3,306+
     Combined Fund **......       $648        $907       $1,185      $1,978
---------------------
Footnotes appear on next page.

* Includes the expenses of ML Small Cap and Small Cap Trust, Mercury Small Cap and Small Cap Trust, and the Combined Fund and Small Cap Trust, as applicable.
**    Assumes the Reorganization had taken place on September 30, 2002.
+ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury Small Cap that limits expenses incurred by each share class of Mercury Small Cap to 1.50% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.
++ For ML Small Cap, assumes conversion of Class B shares to Class D shares approximately eight years after purchase. For Mercury Small Cap Value, assumes conversion of Class B shares to Class A shares approximately eight years after purchase. See note (j) to the Pro Forma Fee Tables above. Also reflects the non-accrual of a portion of the Class B distribution fee for the six-month period ended September 30, 2002. If all of the Class B distribution fee had been accrued during such period, the expenses for Class B shares of Mercury Small Cap would be higher.
+++ Reflects expenses actually incurred by Mercury Small Cap restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Small Cap and the non-accrual of a portion of the Class B distribution fee for the six-month period ended September 30, 2002. As a result, the expenses for Class B shares of Mercury Small Cap are lower than the expenses for Class B shares of the Combined Fund (on a pro forma basis). The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future.

      The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

Mercury Small Cap                Mercury Small Cap is a "feeder" fund that
                                 seeks to achieve its investment objectives by investing all of its assets in Small Cap
                                 Trust. Mercury Small Cap was incorporated under the laws of the State of Maryland on May
                                 1, 2000. Mercury Small Cap is a diversified, open-end investment company.

                                 As of September 30, 2002, Mercury Small Cap had aggregate net assets of approximately $7.9 million.

ML Small Cap                     ML Small Cap was incorporated under the laws
                                 of the State of Maryland on February 23, 1978. On September 1, 2000, ML Small Cap converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in Small Cap Trust. ML
                                 Small Cap is a diversified, open-end
                                 investment company.

                                 As of September 30, 2002, ML Small Cap had aggregate net assets of approximately $2.2 billion.

Small Cap Trust                  Small Cap Trust was organized as a statutory
                                 trust under the laws of the State of Delaware on May 2, 2000. Small Cap Trust is a diversified, open-end investment company. As of September 30, 2002, Small Cap Trust had aggregate net assets of approximately
                                 $2.2 billion (the amount of the net assets of Mercury Small Cap plus the amount of the net assets of ML Small Cap).

Master/Feeder Structure          Mercury Small Cap and ML Small Cap are feeder
                                 funds that invest all of their respective assets in Small Cap Trust. All portfolio investments are made at the Small Cap Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of Small Cap Trust.

Comparison of the Funds          Investment Objectives and Policies. Mercury
                                 Small Cap, ML Small Cap and Small Cap Trust have identical investment objectives and policies. The investment objective of each of Mercury Small Cap, ML Small Cap and Small Cap
                                 Trust is to seek long term growth of capital by investing in a diversified portfoio of securities, primarily common stock of relatively small companies that each Fund's management believes have special investment value and emerging growth companies regardless of size. For a discussion of the investment objectives and policies of ML Small Cap, see
                                 "Investment Objectives and Policies" in the ML Small Cap Statement.

                                 Investment Management Arrangements and Fees.
                                 FAM serves as the manager of Small Cap Trust.
                                 R. Elise Baum has served as the portfolio manager for Small Cap Trust since 2002. After the Reorganization, the investment management arrangements for Small Cap Trust will remain the same. FAM will continue to provide investment advisory services to Small Cap Trust at the annual rate of 0.50% of the average daily net assets of the Trust for the first $1 billion; 0.475% of the average daily net assets from $1 billion to $1.5 billion; and 0.45% of the average daily net assets above $1.5 billion.

                                 Administration Services and Fees. FAM serves as the Administrator for ML Small Cap and Mercury Small Cap. FAM provides administration services to ML Small Cap and Mercury Small Cap at the annual rate of 0.25% of the average daily net assets of the applicable Fund.

                                 Contractual Fee Waiver and Expense
                                 Reimbursement for Mercury Small Cap. FAM has entered into a contractual arrangement with Mercury Small Cap pursuant to which the expenses incurred by each share class of Mercury Small Cap will not exceed 1.50% of its average daily net assets. This arrangement does not include distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. Because Mercury Small Cap did not accrue a portion of the Class B distribution fee for the six-month period ended September 30, 2002, the total operating expense ratio for Mercury Small Cap after the above-referenced contractual arrangement is lower than the total operating expense ratio for the Combined Fund (on a pro forma basis). There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future.

                                 Portfolio Composition. Each Fund invests all of its assets in shares of Small Cap Trust. As a result, the portfolio composition for each Fund is identical.

                                 Class Structure. ML Small Cap issues five classes of shares. ML Small Cap issues Class A, Class B, Class C, Class D and Class R shares under the Merrill Lynch Select PricingSM System. Mercury Small Cap offers four classes of shares. Mercury Small Cap issues Class I, Class B, Class C and Class A shares. The Class I, Class B, Class C and Class A shares issued by Mercury Small Cap are identical in all respects to the Class A, Class B, Class C and Class D shares, respectively, issued by ML Small Cap. ML Small Cap will not issue any Class R shares in connection with the Reorganization.

                                 Overall Operating Expense Ratio. The table below shows the operating expense ratio for Mercury Small Cap (before and after the contractual fee waiver/expense reimbursement agreement with FAM) and ML Small Cap as of September 30, 2002, and, assuming the Reorganization had taken place on September 30, 2002, the estimated pro forma annualized expense ratio of the Combined Fund.

                                                                      Total
                                                         Total       Operating
                                                       Operating      Expense
                                                     Expense Ratio     Ratio
                                                      (before the      (after
                                                      contractual   contractual
                                                          fee           fee
                                                    waiver/expense  waiver/expense
                                                     reimbursement  reimbursement
                                                      agreement)     agreement)
                                        Fund         (unaudited)*   (unaudited)**
                                 ---------------   ---------------  -------------
                                Class A/Class I
                                 ------------------------------------------------
                                 ML Small Cap            1.02%         N/A
                                 Mercury Small Cap       2.42%         1.50%
                                 Combined Fund           1.02%         N/A
                                 ------------------------------------------------
                                    Class B
                                 ------------------------------------------------
                                 ML Small Cap            2.05%         N/A
                                 Mercury Small Cap       2.90%         1.98%***
                                 Combined Fund           2.05%         N/A
                                 ------------------------------------------------
                                    Class C
                                 ------------------------------------------------
                                 ML Small Cap            2.06%         N/A
                                 Mercury Small Cap       3.43%         2.50%
                                 Combined Fund           2.06%         N/A
                                 ------------------------------------------------
                                Class D/Class A
                                 ------------------------------------------------
                                 ML Small Cap            1.27%         N/A
                                 Mercury  Small Cap      2.67%         1.75%
                                 Combined Fund           1.27%         N/A

                                 --------------
                                 *  Reflects expenses actually incurred by
                                    Mercury Small Cap and does not reflect the fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Small Cap.
                                 ** Reflects expenses actually incurred by
                                    Mercury Small Cap restated to reflect the expense reimbursement agreement currently in effect between FAM and Mercury Small Cap. This agreement has a one-year term and is renewable. After March 31, 2003,
                                    FAM is under no obligation to continue
                                    to waive fees or reimburse expenses.
                                 ***Reflects expenses actually incurred by
                                    Mercury Small Cap restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Small Cap and the non-accrual of a portion of the Class B distribution fee for the six-month period ended September 30, 2002. As a result, the total operating expense ratio for Class B shares of Mercury Small Cap is lower than the total operating expense ratio for Class B shares of the Combined Fund (on a pro forma basis). The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future.

                                 See "Fee Tables" above.

                                 Purchase of Shares. Shares of ML Small Cap are offered continuously for sale to the public in substantially the same manner as shares of Mercury Small Cap. See "Comparison of the Funds--Purchase of Shares."

                                 Redemption of Shares. The redemption
                                 procedures for shares of ML Small Cap are the same as the redemption procedures for shares of Mercury Small Cap. For purposes of computing any contingent deferred sales charges ("CDSCs") that may be payable upon disposition of shares of ML Small Cap acquired by shareholders of Mercury Small Cap in the Reorganization, the holding period of Mercury Small Cap shares outstanding on the Closing Date will be "tacked" onto the holding period of the shares of ML Small Cap acquired in the Reorganization. See "Comparison of the Funds--Redemption of Shares."

                                 Dividends. The policies of Mercury Small Cap with respect to the payment of dividends are the same as those of ML Small Cap. See "Comparison of the Funds--Dividends."

                                 Net Asset Value. Both Mercury Small Cap and
                                 ML Small Cap determine net asset value of each class of shares once daily as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Both Funds compute net asset value per share in the same manner. See "Comparison of the Funds--Additional Information--Net Asset
                                 Value."

                                 Voting Rights. The corresponding voting
                                 rights of the holders of shares of each Fund are substantially similar. See "Comparison of the Funds--Additional
                                 Information--Capital Stock."

                                 Other Significant Considerations.
                                 Shareholder services available to Mercury
                                 Small Cap shareholders, such as providing the annual and semi-annual reports, are the same as those available to ML Small Cap shareholders. See "Comparison of the Funds--Additional Information--Shareholder
                                 Services." An automatic dividend
                                 reinvestment plan is available to
                                 shareholders of each Fund. These plans are identical. See "Comparison of the Funds--Automatic Dividend Reinvestment Plan" and "--Additional Information--Shareholder
                                 Services."

Tax Considerations               The Funds will receive an opinion of counsel
                                 with respect to the Reorganization, to the effect that, among other things, no Fund will recognize gain or loss, and Mercury Small Cap shareholders will not recognize gain or loss upon the receipt of ML Small Cap shares in the Reorganization. Consummation of the
                                 Reorganization is subject to the receipt of this opinion. The Reorganization will not affect the status of ML Small Cap as a regulated investment company.

                                 It is intended that Mercury Small Cap
                                 shareholders will not be subject to Federal income tax on the receipt of ML Small Cap shares pursuant to the Reorganization. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged. Mercury Small Cap shareholders should consult their tax advisers concerning the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the Reorganization as compared with exchanging their Fund shares for ML Small Cap shares in the Reorganization.

                                 See "The Reorganization--Tax Consequences of the Reorganization."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

      The investment risks associated with an investment in Mercury Small Cap are identical to the investment risks associated with an investment in ML Small Cap. These risk factors are described in the ML Small Cap Prospectus under the caption "Details about the Fund--Investment Risks." The ML Small Cap Prospectus accompanies this Proxy Statement and Prospectus. It is expected that the Reorganization itself will not adversely affect the rights of shareholders of either Fund or create additional risks.

                            COMPARISON OF THE FUNDS

Financial Highlights

      ML Small Cap. The Financial Highlights tables are intended to help you understand ML Small Cap's financial performance for the periods shown. Certain information reflects financial results for a single ML Small Cap share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Small Cap (assuming reinvestment of all dividends). The information, other than the information for the six months ended September 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with ML Small Cap's financial statements, are included in the ML Small Cap Annual Report. The ML Small Cap Annual Report, accompanies this Proxy Statement and Prospectus. The information for the six months ended September 30, 2002 is unaudited. The ML Small Cap Semi-Annual Report also accompanies this Proxy Statement and Prospectus.

      The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class A
                      --------------------------------------------------------------------------------------
                        For the Six                       For the Year Ended March 31,
                        Months Ended -----------------------------------------------------------------------
                       September 30,
Increase (Decrease)         2002
in Net Asset Value:     (unaudited)          2002         2001++++        2000          1999         1998
------------------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $24.58            $19.81        $22.87         $16.27        $22.03       $17.59
------------------------------------------------------------------------------------------------------------
Investment income
(loss)-- net+               (.03)             (.01)          .06           (.02)         (.02)        (.03)
------------------------------------------------------------------------------------------------------------
Realized and
unrealized gain
(loss) on
investments and from
the Trust-- net            (7.19)             5.84          1.23           8.84         (4.66)        7.20
------------------------------------------------------------------------------------------------------------
Total from investment
operations                 (7.22)             5.83          1.29           8.82         (4.68)        7.17
------------------------------------------------------------------------------------------------------------
Less distributions
from realized gain
on investments-- net        (.49)            (1.06)        (4.35)         (2.22)        (1.08)       (2.73)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period             $16.87            $24.58        $19.81         $22.87        $16.27       $22.03
------------------------------------------------------------------------------------------------------------
Total Investment
Return:**
------------------------------------------------------------------------------------------------------------
Based on net asset
value per share           (29.60%)+++        31.56%         6.39%         57.29%       (22.17%)      43.18%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
------------------------------------------------------------------------------------------------------------
Expenses++                  1.02%*             .99%         1.04%          1.08%         1.08%        1.02%
------------------------------------------------------------------------------------------------------------
Investment income
(loss)--net)                (.27%)*           (.03)%         .27%         (.12)%         (.10)%       (.13)%


                                                                     Class A
                      --------------------------------------------------------------------------------------
                        For the Six                       For the Year Ended March 31,
                        Months Ended -----------------------------------------------------------------------
                       September 30,
Increase (Decrease)         2002
in Net Asset Value:     (unaudited)          2002         2001++++        2000          1999         1998
------------------------------------------------------------------------------------------------------------


Supplemental Data:
------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)    $798,012     $1,259,688      $648,806       $491,855       $276,957    $396,198
------------------------------------------------------------------------------------------------------------

Portfolio turnover      32.11%###       54.14%###       42.30%##         89.18%        57.82%       67.02%

------------------------------------------------------------------------------------------------------------

(table continued)

                                                                   Class B
                      -------------------------------------------------------------------------------
                       For the Six                      For the Year Ended March 31,
                      Months Ended ------------------------------------------------------------------
                      September 30,
Increase (Decrease)       2002
in Net Asset Value:     (unaudited)        2002           2001++++      2000         1999        1998
-----------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $22.74          $18.44           $21.59       $15.37       $21.03    $16.91
-----------------------------------------------------------------------------------------------------
Investment income
(loss)-- net+               (.13)         (.22)            (.15)        (.21)        (.20)    (.23)
-----------------------------------------------------------------------------------------------------
Realized and
unrealized gain
(loss) on
investments and from
the Trust-- net            (6.63)          5.67             1.15         8.35        (4.43)    6.90
-----------------------------------------------------------------------------------------------------
Total from investment
operations                 (6.76)          5.45             1.00         8.14        (4.63)    6.67
-----------------------------------------------------------------------------------------------------
Less distributions
from realized gain
on investments-- net        (.44)         (1.15)           (4.15)       (1.92)       (1.03)   (2.55)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period             $15.54         $22.74           $18.44       $21.59       $15.37    $21.03
-----------------------------------------------------------------------------------------------------
Total Investment
Return:**
-----------------------------------------------------------------------------------------------------
Based on net asset
value per share           (29.96%)+++     30.22%            5.26%       55.72%      (22.96)%  41.72%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
-----------------------------------------------------------------------------------------------------
Expenses++                  2.05%*        2.01%             2.06%        2.11%       2.10%     2.05%
-----------------------------------------------------------------------------------------------------
Investment income
(loss)--net)               (1.29%)*      (1.04)%           (.75)%       (1.14)%     (1.12)%   (1.16)%



                                 15


(table continued)
                                                                       Class B
                          -------------------------------------------------------------------------------
                           For the Six                      For the Year Ended March 31,
                          Months Ended ------------------------------------------------------------------
                          September 30,
Increase (Decrease)           2002
in Net Asset Value:         (unaudited)        2002           2001++++      2000         1999        1998
---------------------------------------------------------------------------------------------------------


Supplemental Data:
---------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)              $676,004       $1,003,961      $563,316     $511,780     $378,610    $611,364
---------------------------------------------------------------------------------------------------------

Portfolio turnover          32.11%###      54.14%###        42.30%##      89.18%       57.82%      67.02%

---------------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

++    Includes the Fund's share of Small Cap Trust's allocated expenses.

+++   Aggregate total investment return.

++++ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Small Cap Trust, a mutual fund that has the same investment objective as the Fund. All investments are made at the Small Cap Trust level. This structure is sometimes called a "master/feeder" structure.

## Portfolio turnover for Small Cap Trust for the period September 1, 2000 (commencement of operations of Small Cap Trust) to March 31, 2001.

###   Portfolio turnover for Small Cap Trust.

                                                            Class C
                      -----------------------------------------------------------------------------------
                        For the Six
                        Months Ended
                       September 30,                      For the Year Ended March 31,
Increase (Decrease)         2002       ------------------------------------------------------------------
in Net Asset Value:     (unaudited)        2002           2001++++      2000         1999         1998
-----------------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $22.30            $18.13        $21.32         $15.21       $20.83       $16.77
-----------------------------------------------------------------------------------------------------------
Investment
loss-- net+                 (.13)             (.23)         (.15)          (.21)        (.20)        (.23)
-----------------------------------------------------------------------------------------------------------
Realized and              (6.50)              5.58          1.14           8.25        (4.38)        6.84
unrealized
gain (loss) on
investments and from
the Trust-- net
-----------------------------------------------------------------------------------------------------------
Total from investment
operations                 (6.63)             5.35           .99           8.04        (4.58)        6.61
-----------------------------------------------------------------------------------------------------------
Less distributions
from realized gain on
investments-- net           (.44)            (1.18)        (4.18)         (1.93)       (1.04)       (2.55)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period             $15.23            $22.30        $18.13         $21.32       $15.21       $20.83
-----------------------------------------------------------------------------------------------------------
Total Investment
Return:**
-----------------------------------------------------------------------------------------------------------
Based on net asset
value per share           (29.94%)+++        30.23%         5.29%         56.98%      (22.99)%      41.74%
-----------------------------------------------------------------------------------------------------------

Ratios to Average
Net Assets:
-----------------------------------------------------------------------------------------------------------
Expenses++                  2.06%*            2.02%         2.08%          2.12%        2.12%        2.06%
-----------------------------------------------------------------------------------------------------------
Investment loss-- net      (1.30%)*          (1.11)%        (.75)%        (1.16)%      (1.14)%      (1.17)%
-----------------------------------------------------------------------------------------------------------



                                                            Class C
                      -----------------------------------------------------------------------------------
                        For the Six
                        Months Ended
                       September 30,                      For the Year Ended March 31,
Increase (Decrease)         2002       ------------------------------------------------------------------
in Net Asset Value:     (unaudited)        2002           2001++++      2000         1999         1998
-----------------------------------------------------------------------------------------------------------


Supplemental Data:
-----------------------------------------------------------------------------------------------------------
Net assets, end of
period (in thousands)    $370,399        $504,537       $140,610       $67,390       $38,249     $70,159
-----------------------------------------------------------------------------------------------------------

Portfolio turnover         32.11%###     54.14%###          42.30%#      89.18%         57.82%      67.02%
-----------------------------------------------------------------------------------------------------------


                                                          Class D
                      --------------------------------------------------------------------------------
                       For the Six
                       Months Ended
                      September 30,                For the Year Ended March 31,
Increase (Decrease)        2002       ----------------------------------------------------------------
in Net Asset Value:    (unaudited)        2002          2001++++      2000         1999       1998
------------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $24.45         $19.73           $22.80      $16.19      $21.97     $17.56
------------------------------------------------------------------------------------------------------
Investment
loss-- net+                 (.05)          (.07)          --#           (.07)       (.06)     (.08)
------------------------------------------------------------------------------------------------------
Realized and
unrealized
gain (loss) on
investments and from
the Trust-- net            (7.14)          6.08             1.23        8.82       (4.65)     7.18
------------------------------------------------------------------------------------------------------
Total from investment
operations                 (7.19)          6.01             1.23        8.75       (4.71)     7.10
------------------------------------------------------------------------------------------------------
Less distributions
from realized gain on
investments-- net           (.48)         (1.29)           (4.30)      (2.14)      (1.07)    (2.69)
------------------------------------------------------------------------------------------------------
Net asset value,
end of period             $16.78         $24.45           $19.73      $22.80      $16.19     $21.97
------------------------------------------------------------------------------------------------------
Total Investment
Return:**
------------------------------------------------------------------------------------------------------
Based on net asset
value per share           (29.64%)+++     31.17%            6.11%      56.98%     (22.37)%   42.80%
------------------------------------------------------------------------------------------------------

Ratios to Average
Net Assets:
------------------------------------------------------------------------------------------------------
Expenses++                  1.27%*               1.25%            1.30%       1.33%       1.33%     1.27%
------------------------------------------------------------------------------------------------------
Investment loss-- net       (.51%)*               (.30)%           (.02)%      (.37)%      (.35)%   (.39)%
------------------------------------------------------------------------------------------------------



                                 17



(table continued)


                                                           Class D
                       --------------------------------------------------------------------------------
                        For the Six
                        Months Ended
                       September 30,                For the Year Ended March 31,
Increase (Decrease)         2002       ----------------------------------------------------------------
in Net Asset Value:     (unaudited)        2002          2001++++      2000         1999       1998
-------------------------------------------------------------------------------------------------------


Supplemental Data:
-------------------------------------------------------------------------------------------------------
Net assets, end of
period (in thousands)    $342,129       $467,733          $198,094    $151,650     $82,279     $114,183
-------------------------------------------------------------------------------------------------------

Portfolio turnover         32.11%###        54.14%###           42.30%##    89.18%      57.82%      67.02%
-------------------------------------------------------------------------------------------------------



*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

++    Includes the Fund's share of Small Cap Trust's allocated expenses.

+++   Aggregate total investment return.

++++ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Small Cap Trust, an open-end investment company that has the same investment objective as the Fund. All investments are made at the Small Cap trust level. This structure is sometimes called a "master/feeder" structure.

#     Amount is less than $.01 per share

## Portfolio turnover for Small Cap Trust for the period September 1, 2000 (commencement of operations Small Cap Trust) to March 31, 2001.

###   Portfolio turnover for Small Cap Trust.

         Mercury Small Cap. The Financial Highlights tables are intended to help you understand Mercury Small Cap's financial performance for the periods shown. Certain information reflects financial results for a single Mercury Small Cap share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Small Cap (assuming reinvestment of all dividends). The information, other than the information for the six months ended September 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with Mercury Small Cap's financial statements, are included in the Mercury Small Cap Annual Report. The Mercury Small Cap Annual Report is available upon request. The information for the six months ended September 30, 2002 is unaudited. The Mercury Small Cap Semi-Annual Report is also available upon request.

      The following per share data and ratios have been derived from information provided in the financial statements:

                                      Class I                                 Class A
                       ----------------------------------    -----------------------------------
                         For the                               For the
                           Six                    For the        Six                      For the
                          Months                  Period       Months                     Period
                          Ended       For the    September      Ended       For the      September
                        September      Year         5,        September       Year          5,
  Increase                 30,         Ended     2000+ to        30,         Ended       2000+ to
  (Decrease) in            2002      March 31,   March 31,      2002       March 31,     March 31,
  Net Asset Value:     (unaudited)     2002        2001      (unaudited)      2002         2001
  ---------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance:
  ---------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period     $12.30       $9.47      $10.00       $12.26         $9.45        $10.00
  ---------------------------------------------------------------------------------------------------
  Investment loss--
  net                       (.04)##     (.06)##    --###         (.05)##      (.09)##       --###
  ---------------------------------------------------------------------------------------------------
  Realized and
  unrealized
  gain (loss) on
  investments from
  the Trust-- net          (3.62)       2.97     (.53)          (3.60)         2.98          (.55)
  ---------------------------------------------------------------------------------------------------
  Total from
  investment
  operations               (3.66)       2.91      (53)          (3.65)         2.89          (.55)
  ---------------------------------------------------------------------------------------------------
  Less distributions
  from realized gain
  on investments from
  the Trust-- net           --          (.08)      --             --           (.08)         --
  ---------------------------------------------------------------------------------------------------
  Net asset value,
  end
  of period                $8.64      $12.30       $9.47        $8.61        $12.26         $9.45
  ---------------------------------------------------------------------------------------------------
  Total Investment
  Return:**
  ---------------------------------------------------------------------------------------------------
  Based on net asset
  value per share         (29.76%)#    30.87%      (5.30%)#    (29.77%)#      30.67%        (5.50%)#
  ---------------------------------------------------------------------------------------------------
  Ratios to Average
  Net Assets:
  ---------------------------------------------------------------------------------------------------
  Expenses, net of
  reimbursement ++          1.50%*      1.50%       1.50%*       1.75%*        1.75%         1.75%*
  ---------------------------------------------------------------------------------------------------
  Expenses++                2.42%*      4.59%      68.35%*       2.67%*        4.87%        68.73%*
  ---------------------------------------------------------------------------------------------------
  Investment loss--         (.73%)*     (.50%)      (.12%)*      (.98%)*       (.85%)        (.39%)*
  net
  ---------------------------------------------------------------------------------------------------



                                      Class I                                 Class A
                       ----------------------------------    -----------------------------------
                         For the                               For the
                           Six                    For the        Six                      For the
                          Months                  Period       Months                     Period
                          Ended       For the    September      Ended       For the      September
                        September      Year         5,        September       Year          5,
  Increase                 30,         Ended     2000+ to        30,         Ended       2000+ to
  (Decrease) in            2002      March 31,   March 31,      2002       March 31,     March 31,
  Net Asset Value:     (unaudited)     2002        2001      (unaudited)      2002         2001
  --------------------------------------------------------------------------------------------------

  Supplemental Data:
  --------------------------------------------------------------------------------------------------
  Net assets, end of
  period (in
  thousands)              $46         $73         $33        $1,559       $1,673          $135
  --------------------------------------------------------------------------------------------------
  Portfolio turnover
   of Small Cap Trust   32.11%     54.14%      42.30%+++   32.11%       54.14%         42.30%+++
  --------------------------------------------------------------------------------------------------


                                         Class B                               Class C
                        ----------------------------------     ------------------------------------
                          For the                                For the
                            Six                     For the        Six                    For the
                           Months                   Period       Months                   Period
                           Ended       For the     September      Ended                  September
                         September       Year         5,        September    For the        5,
  Increase                  30,         Ended      2000+ to        30,      Year Ended   2000+ to
  (Decrease) in             2002      March 31,    March 31,      2002      March 31,    March 31,
  Net Asset Value:      (unaudited)      2002        2001      (unaudited)     2002        2001
  --------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance:
  --------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period     $12.21         $9.43      $10.00      $12.12         $9.41    $10.00
  --------------------------------------------------------------------------------------------------
  Investment loss--         (.07)##      (.11)##     --###        (.09)##    (.18)##    --###
  net
  --------------------------------------------------------------------------------------------------
  Realized and
  unrealized
  gain (loss) on
  investments from
  the Trust-- net          (3.57)          2.97        (.57)     (3.56)          2.96     (.59)
  --------------------------------------------------------------------------------------------------
  Total from
  investment
  operations               (3.64)          2.86        (.57)     (3.65)          2.78     (.59)
  --------------------------------------------------------------------------------------------------
  Less distributions
  from realized gain
  on investments from
  the Trust-- net            --             (.08)       --         --            (.07)       --
  --------------------------------------------------------------------------------------------------
  Net asset value,
  end
  of period                $8.57         $12.21       $9.43      $8.47         $12.12     $9.41
  --------------------------------------------------------------------------------------------------
  Total Investment
  Return:**
  --------------------------------------------------------------------------------------------------
  Based on net asset
  value per share         (29.81%)#       30.42%      (5.70%)#  (30.12%)#       29.63%  (5.90%)#
  --------------------------------------------------------------------------------------------------
  Ratios to Average
  Net Assets:
  --------------------------------------------------------------------------------------------------
  Expenses, net of
  reimbursement ++          1.98%*         1.81%       2.10%*     2.50%*         2.50%   2.50%*
  --------------------------------------------------------------------------------------------------
  Expenses++                2.90%*         4.89%      69.36%*     3.43%*         5.57%   69.79%*
  --------------------------------------------------------------------------------------------------
  Investment loss--        (1.23%)*        (.99%)      (.80%)*   (1.76%)*       (1.65%) (1.24%)*
  net
  --------------------------------------------------------------------------------------------------





                                 19




(table continued)



                                           Class B                               Class C
                          ----------------------------------     ------------------------------------
                            For the                                For the
                              Six                     For the        Six                    For the
                             Months                   Period       Months                   Period
                             Ended       For the     September      Ended                  September
                           September       Year         5,        September    For the        5,
  Increase                    30,         Ended      2000+ to        30,      Year Ended   2000+ to
  (Decrease) in               2002      March 31,    March 31,      2002      March 31,    March 31,
  Net Asset Value:        (unaudited)      2002        2001      (unaudited)     2002        2001
  ----------------------------------------------------------------------------------------------------

  Supplemental Data:
  ----------------------------------------------------------------------------------------------------
  Net assets, end of
  period (in
  thousands)              $5,297       $7,297        $575        $957        $1,338      $164
  ----------------------------------------------------------------------------------------------------
  Portfolio turnover
  of Small Cap Trust       32.11%       54.14%      42.30%+++    32.11%       54.14%     42.30%+++
  ----------------------------------------------------------------------------------------------------




*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Commencement of operations.

++ Includes the Fund's share of Small Cap Trust's allocated expenses.

+++   Small Cap Trust commenced operations on September 1, 2000.

#     Aggregate total investment return.

##    Based on average shares outstanding.

###   Amount is less than $.01 per share.

Investment Objectives

      Mercury Small Cap, ML Small Cap and Small Cap Trust have identical investment objectives. No assurance can be given that the Combined Fund will achieve its investment objective after the Reorganization.

Investment Policies

      Mercury Small Cap and ML Small Cap have identical investment policies. For more information, please see the ML Small Cap Prospectus and the ML Small Cap Statement.

Investment Restrictions

      Mercury Small Cap, ML Small Cap and Small Cap Trust have identical investment restrictions. For more information, please see the ML Small Cap Prospectus and the ML Small Cap Statement.

Investment Advisory Arrangements, Administration Arrangements and Contractual Fee Waiver/Expense Reimbursement Agreement

      FAM serves as the manager of Small Cap Trust. Pursuant to a management agreement between FAM and Small Cap Trust, FAM provides investment advisory services to Small Cap Trust at the annual rate of 0.50% of the average daily net assets of the Trust for the first $1 billion; 0.475% of the average daily net assets from $1 billion to $1.5 billion; and 0.45% of the average daily net assets above $1.5 billion. In addition, FAM provides administration services to ML Small Cap and Mercury Small Cap at the annual rate of 0.25% of the average daily net assets of the applicable Fund. In addition, FAM has entered into a contractual arrangement with Mercury Small Cap pursuant to which FAM has agreed to cap expenses incurred by each class of shares of Mercury Small Cap at 1.50% of its average daily net assets (exclusive of distribution and/or account maintenance fees). This agreement is for a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There is no such fee waiver agreement in place with respect to ML Small Cap.

Purchase of Shares

      The class structure and purchase and distribution procedures for shares of Mercury Small Cap are substantially similar for ML Small Cap. ML Small Cap issues five classes of shares, designated Class A, Class B, Class C, Class D and Class R shares. Mercury Small Cap issues four classes of shares, designated Class I, Class B, Class C and Class A shares. The Class A, Class B, Class C and Class D shares issued by ML Small Cap are identical in all respects to the Class I, Class B, Class C and Class A shares, respectively, issued by Mercury Small Cap. ML Small Cap will not issue any Class R shares in connection with the Reorganization. Because Mercury Small Cap did not accrue a portion of the Class B distribution fee for the six-month period ended September 30, 2002, the total operating expense ratio for Class B shares of Mercury Small Cap after the above-referenced contractual fee waiver/expense reimbursement agreement is lower than the total operating expense ratio for Class B shares of the Combined Fund (on a pro forma basis). As set forth above, the above-referenced contractual agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto, see "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and "--How to Buy, Sell, Transfer and Exchange Shares" in the ML Small Cap Prospectus.

Redemption of Shares

      The procedure for redeeming shares of ML Small Cap is the same as the procedure for redeeming shares of Mercury Small Cap. For purposes of computing any CDSC that may be payable upon disposition of shares of ML Small Cap acquired by Mercury Small Cap shareholders in the Reorganization, the holding period of Mercury Small Cap shares outstanding on the Closing Date will be tacked onto the holding period of the shares of ML Small Cap acquired in the Reorganization. See "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and " --How to Buy, Sell, Transfer and Exchange Shares" in the ML Small Cap Prospectus.

Performance

      General. The following tables provide performance information for each class of shares of ML Small Cap and Mercury Small Cap, including maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance.


                                       ML Small Cap

--------------------------------------------------------------------------------------
                       Class A                          Class C          Class D
                       Shares+    Class B Shares++     Shares+++        Shares+++
--------------------------------------------------------------------------------------
      Period                           Average Annual Total Return
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002      -13.02%          -12.63%          -9.97%          -13.20%
--------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002       2.90%            2.70%           2.95%            2.65%
--------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002       12.82%          12.27%             -                -
--------------------------------------------------------------------------------------
Inception to
September 30, 2002         -                -             11.39%          11.51%
--------------------------------------------------------------------------------------
                                       Average Annual Total Return
                                      After Taxes on Distributions
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002      -14.14%         -13.57%         -10.98%         -14.25%
--------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002       -0.14%          -0.19%           0.02%           -0.30%
--------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002       9.31%            8.98%             -                -
--------------------------------------------------------------------------------------
Inception to
September 30, 2002         -                -             7.83%            7.91%
--------------------------------------------------------------------------------------
                                       Average Annual Total Return
                              After Taxes on Distributions and Redemptions
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002      -7.48%          -7.22%           -5.56%          -7.60%
--------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002       1.32%            1.30%           1.48%            1.16%
--------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002       9.24%            8.95%             -                -
--------------------------------------------------------------------------------------
Inception to
September 30, 2002        -                -              8.05%            8.06%
--------------------------------------------------------------------------------------
---------------------

+   Inception date is May 5, 1978.
++  Inception date is October 21, 1988.
+++ Inception date is October 21, 1994.


                                      Mercury Small Cap*

--------------------------------------------------------------------------------------
                       Class I     Class B Shares    Class C Shares   Class A Shares
                       Shares
--------------------------------------------------------------------------------------
      Period                           Average Annual Total Return
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002      -13.37%          -12.48%         -10.41%          -13.58%
--------------------------------------------------------------------------------------
Inception
(September 5,
2000) to September
30, 2002                 -8.89%          -8.22%           -7.43%          -9.06%
--------------------------------------------------------------------------------------
                                       Average Annual Total Return
                                      After Taxes on Distributions
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002      -13.37%          -12.48%         -10.41%          -13.58%
--------------------------------------------------------------------------------------
Inception
(September 5,
2000) to September
30, 2002                 -8.99%          -8.31%           -7.51%          -9.15%
--------------------------------------------------------------------------------------
                                       Average Annual Total Return
                              After Taxes on Distributions and Redemptions
                              (including maximum applicable sales charges)
--------------------------------------------------------------------------------------
One Year Ended
September 30, 2002       -8.21%          -7.66%           -6.39%          -8.34%
--------------------------------------------------------------------------------------
Inception
(September 5,
2000) to September
30, 2002                 -7.06%          -6.53%           -5.90%          -7.19%
--------------------------------------------------------------------------------------
---------------------

* The investment performance figures for Mercury Small Cap Value have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee cap. The arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. Without these fee waivers and expense reimbursements, the investment performance of Mercury Small Cap Value would have been lower.


Code of Ethics

      The Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust have approved the same Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the Investment Company Act, which covers the Funds, Small Cap Trust, FAM and FAM Distributors, Inc. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by Small Cap Trust.

Shareholder Rights

      Shareholders of ML Small Cap are entitled to one vote for each full share held in the election of Board Members and any other matter submitted to a shareholder vote. ML Small Cap does not intend to hold annual or special meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of an investment advisory agreement;
(iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of ML Small Cap require that a special meeting of shareholders be held on the written request of at least 10% of the outstanding shares of ML Small Cap entitled to vote at such meeting, if they comply with applicable Maryland law. Shareholders of ML Small Cap do not have cumulative voting rights with respect to the election of Board Members or otherwise. Shares of ML Small Cap issued to Mercury Small Cap shareholders in the

Reorganization, when issued and delivered pursuant to the Agreement and Plan, will be fully paid and non-assessable and will have no preemptive rights. Each issued and outstanding share of ML Small Cap is entitled to participate equally with other shares of ML Small Cap of its class in dividends and distributions declared and in net assets upon liquidation or dissolution after satisfaction of outstanding liabilities. Rights attributable to shares of Mercury Small Cap are substantially similar to those attributable to shares of ML Small Cap.

Dividends

      The policy of Mercury Small Cap with respect to the payment of dividends is identical to the policy of ML Small Cap. It is each Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid monthly. In addition, each Fund distributes all net realized capital gains, if any, to shareholders at least annually.

Automatic Dividend Reinvestment Plan

      Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and together, the "Plans") with identical terms. Pursuant to the Plans, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Dividend Reinvestment Plan" in the ML Small Cap Statement.

      After the Reorganization, a shareholder of Mercury Small Cap who has elected to receive dividends in cash will receive dividends of the Combined Fund in cash; all other Mercury Small Cap shareholders will have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of both Funds, the shareholder's election with respect to the dividends of ML Small Cap will control after the Reorganization unless the shareholder specifically elects a different option at that time.

Automatic Investment Plan

      Each Fund allows stockholders to purchase shares through an Automatic Investment Plan. After completion of the Reorganization, your Automatic Investment Plan instructions with respect to Mercury Small Cap will be discontinued. To establish new instructions for the purchase of shares of ML Small Cap or of any other fund advised by MLIM or FAM ("MLIM/FAM-advised mutual fund") through ML Small Cap's Automatic Investment Plan, you should contact your Merrill Lynch Financial Advisor or contact ML Small Cap's transfer agent, Financial Data Services, Inc. (the "Transfer Agent"), at (800) 637-3863. If a shareholder has an Automatic Investment Plan in place with ML Small Cap, that plan will remain in effect after the Reorganization.

Systematic Withdrawal Program

      Each Fund allows shareholders to redeem shares through a Systematic Withdrawal Program. After completion of the Reorganization, your Systematic Withdrawal Plan instructions with respect to Mercury Small Cap will be discontinued. To establish new instructions for systematic withdrawals in connection with ML Small Cap or any other MLIM/FAM-advised mutual fund through ML Small Cap's Systematic Withdrawal Plan, you should contact your Merrill Lynch Financial Advisor or contact the Transfer Agent, at (800) 637-3863. If a shareholder has a Systematic Withdrawal Plan in place with ML Small Cap, that plan will remain in effect after the Reorganization.

Tax Information

      The tax consequences associated with an investment in shares of Mercury Small Cap are identical to the tax consequences associated with an investment in shares of ML Small Cap. See "Dividends and Taxes" in the ML Small Cap Prospectus.

Portfolio Transactions

      Mercury Small Cap and ML Small Cap invest all of their respective assets in shares of Small Cap Trust. As a result, neither Fund engages in portfolio transactions. For a discussion of Small Cap Trust's procedures for engaging in portfolio transactions, see "Portfolio Transactions and Brokerage" in the ML Small Cap Statement.

Portfolio Turnover

      FAM will effect portfolio transactions for Small Cap Trust without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, economic or financial conditions.

Additional Information

      Net Asset Value. Both ML Small Cap and Mercury Small Cap determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.

      Shareholder Services. ML Small Cap offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. In addition, U.S. shareholders of each class of shares of ML Small Cap have an exchange privilege with certain other funds utilizing the Merrill Lynch Select PricingSM System. Shareholder services available to shareholders of Mercury Small Cap are generally the same as the shareholder services of ML Small Cap except that its shareholders have an exchange privilege with certain other Mercury mutual funds. For a description of these services with respect to ML Small Cap, see "Shareholder Services" in the ML Small Cap Statement.

      Custodian. The Bank of New York ("BONY") acts as custodian of the cash and securities of each Fund and Small Cap Trust. The principal business address of BONY in such capacity is 15 Broad Street, 7th Floor, New York, New York 10286. It is expected that BONY will serve as the custodian of the Combined Fund.

      Accounting Services. Each Fund and Small Cap Trust have entered into an agreement with State Street Bank and Trust Company ("State Street"), 500 College Road East, Princeton, New Jersey 08540 effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund and Small Cap Trust. Each Fund and Small Cap Trust pay a fee for these services. Prior to January 1, 2001, FAM provided accounting services to each Fund and Small Cap Trust at its cost in connection with such services. Each Fund and Small Cap Trust reimbursed FAM for the cost of these services. FAM continues to provide certain accounting services to each Fund and Small Cap Trust, and each Fund and Small Cap Trust reimburse FAM for these services.

      The table below shows the amounts paid by each Fund and Small Cap Trust to State Street and to FAM for the periods indicated:


    Period                   Mercury Small Cap                ML Small Cap                Small Cap Trust
 -----------------     ---------------------------    ----------------------------    ----------------------------
 Fiscal year ended     Paid to State                  Paid to State                   Paid to State
     March 31              Street      Paid to FAM        Street       Paid to FAM       Street**     Paid to FAM
 -----------------     -------------  ------------    --------------  --------------    ------------  ------------
   2002                $   0          $   42          $    0          $        142      $    469,646  $     51,374

   2001*               $   0***       $   848         $    0***       $     52,537      $  98,620***  $    115,204

   2000                   N/A            N/A              N/A         $    119,537            N/A            N/A

----------------
*    Mercury Small Cap commenced operations on September 5, 2000 and Small Cap
     Trust commenced operations on September 1, 2000.
**   For providing services to the applicable Fund and Small Cap Trust.
***  Represents payments pursuant to the agreement between the applicable
     Fund, Small Cap Trust and State Street commencing on January 1, 2001.

      Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (in such capacity, the "Transfer Agent"), at the same fee schedule, pursuant to a separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with each Fund. ML Small Cap currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required, and $16.00 for each Class R shareholder account. Mercury Small Cap currently pays between $16.00 and $20.00 for each Class I or Class A shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. Each Fund also reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs. The mailing address for FDS is P.O. Box 45289, Jacksonville, Florida 32232-5289. FDS will serve as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Combined Fund.

      The tables below show the amounts paid by ML Small Cap and Mercury Small Cap to the Transfer Agent for the periods indicated:


                    ML Small Cap                                           Mercury Small Cap
---------------------------------------------------------     ------------------------------------------------------
       Period                        Transfer Agent Fee      Period                              Transfer Agent Fee
--------------------------------    --------------------     ---------------------------------   -------------------
Fiscal year ended March 31, 2002     $4,809,148              Fiscal year ended March 31, 2002         $8,593

Fiscal year ended March 31, 2001     $3,150,812*             September 5, 2000 (commencement            $514*
                                                             of operations) to March 31, 2001
Fiscal year ended March 31, 2000     $2,598,064*

-----------------
*  During the periods shown, ML Small Cap paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher.
   The current rates became effective on July 1, 2001.

      Capital Stock. ML Small Cap is authorized to issue 500,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R, each of which consists of 100,000,000 shares. Mercury Small Cap is authorized to issue 400,000,000 shares of common stock, par value $0.10 per share, divided into four classes, designated Class I, Class A, Class B and Class C, each of which consists of 100,000,000 shares.

      Shareholder Inquiries. Shareholder inquiries with respect to Mercury Small Cap and ML Small Cap may be addressed to either Fund by telephone at
(609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.


                              THE REORGANIZATION

General

      Under the Agreement and Plan (attached hereto as Exhibit I), ML Small Cap will acquire substantially all of the assets of Mercury Small Cap (consisting primarily of all of Mercury Small Cap's shares of Small Cap Trust) and assume substantially all of the liabilities of Mercury Small Cap in exchange solely for shares of ML Small Cap. The shares of ML Small Cap received by Mercury Small Cap will then be distributed on a proportionate basis to the shareholders of Mercury Small Cap in return for such shareholders' proportional interests in Mercury Small Cap. The shares of ML Small Cap received by Mercury Small Cap shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury Small Cap will receive Class A and Class D shares of ML Small Cap, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Small Cap as of the Valuation Time (as defined below). ML Small Cap will not issue any Class R shares in connection with the Reorganization. See "Your Account--How Shares are Priced" in the ML Small Cap Prospectus for information concerning the calculation of net asset value.

      Shares of ML Small Cap that you receive in the Reorganization will be subject to the same distribution fees, account maintenance fees and sales charges (including CDSCs applicable to a particular class) as shares of Mercury Small Cap that you hold immediately prior to the Closing Date.

      The distribution of shares of ML Small Cap will be accomplished by the opening of new shareholder accounts on the stock ledger records of ML Small Cap in the amounts due the shareholders of Mercury Small Cap, based on their respective holdings in Mercury Small Cap as of the Valuation Time, including shareholders holding Mercury Small Cap shares in certificated form, and transferring to each shareholder's account shares of ML Small Cap representing such shareholder's interest previously credited to the account of Mercury Small Cap. Shareholders holding Mercury Small Cap shares in certificated form may receive certificates representing the shares of ML Small Cap credited to their account in respect of such Mercury Small Cap shares by sending certificates to the Transfer Agent accompanied by a written request for such exchange.

      Since the shares of ML Small Cap will be issued at net asset value and the shares of Mercury Small Cap will be valued at net asset value for purposes of the Reorganization, the shareholders of each Fund will not be diluted on a net asset value basis as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of Mercury Small Cap or ML Small Cap would hold a lower percentage of ownership in the Combined Fund than he or she held in Mercury Small Cap or ML Small Cap, respectively, immediately prior to the Reorganization.

      Upon Mercury Small Cap's receipt and distribution of shares of ML Small Cap, Mercury Small Cap will be deregistered as an investment company under the Investment Company Act and dissolved as a matter of state law.

Procedure

      On December 10, 2002, the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust, including all of the Board Members who are not "interested persons" of ML Small Cap, Mercury Small Cap and Small Cap Trust, respectively, as defined in the Investment Company Act, approved the Agreement and Plan. The Board of Mercury Small Cap also approved the submission of such Agreement and Plan to Mercury Small Cap shareholders for approval.

      If the shareholders of Mercury Small Cap approve the Reorganization at the Meeting, all required regulatory approvals are obtained and certain conditions are either satisfied or waived, it is presently anticipated that the Reorganization will take place during the first calendar quarter of 2003.

      The Board of Mercury Small Cap recommends that Mercury Small Cap shareholders approve the Agreement and Plan.

Terms of the Agreement and Plan

      The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

      Valuation of Assets. The assets of each Fund will be valued as of the close of business on the NYSE on the business day immediately preceding the Closing Date (the "Valuation Time") according to the procedures described in the ML Small Cap Statement. These procedures are identical to those used by Mercury Small Cap to value its assets. Purchase orders for shares of Mercury Small Cap which have not been confirmed as of the Valuation Time will be treated as assets of Mercury Small Cap for purposes of the Reorganization.

      Distribution of Shares of ML Small Cap. As soon as practicable after the Closing Date, Mercury Small Cap will liquidate and distribute the shares of ML Small Cap received by it pro rata to its shareholders in exchange for such shareholders' proportional interests in Mercury Small Cap. The shares of ML Small Cap received by the shareholders of Mercury Small Cap will be of the same class (except that holders of Class I and Class A shares of Mercury Small Cap will receive Class A and Class D shares of ML Small Cap, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Small Cap as of the Valuation Time. ML Small

Cap will not issue any Class R shares in connection with the Reorganization. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of ML Small Cap in the names of the shareholders of Mercury Small Cap and transferring to those shareholders' accounts the shares of ML Small Cap representing such shareholders' interests in Mercury Small Cap.

      No sales charge or fee of any kind will be charged to shareholders of Mercury Small Cap in connection with their receipt of shares of ML Small Cap in the Reorganization.

      Expenses. The expenses of the Reorganization that are directly attributable to Mercury Small Cap will be borne by FAM. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury Small Cap shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML Small Cap will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report and Semi-Annual Report to accompany this Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of the Agreement and Plan, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury Small and ML Small Cap.

      Required Approvals. As previously stated, completion of the Reorganization is conditioned upon, among other things, the approval of the Reorganization by the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust and the satisfaction of certain other conditions. In addition, shareholder approval of the Agreement and Plan requires the affirmative vote of Mercury Small Cap shareholders representing a majority of the outstanding shares entitled to be voted thereon. All shares of Mercury Small Cap will vote together as a single class in approving or disapproving the Agreement and Plan.

      Termination of Mercury Small Cap. Following the transfer of Mercury Small Cap's shares of Small Cap Trust to ML Small Cap for shares of ML Small Cap and the distribution of such ML Small Cap shares to Mercury Small Cap shareholders, Mercury Small Cap will (i) file Form N-8F with the Commission to terminate its registration as an investment company under the Investment Company Act and (ii) file Articles of Dissolution with the Maryland State Department of Assessments and Taxation to terminate its incorporation under Maryland law.

      Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Closing Date with respect to any of the terms contained therein only by agreement of all the parties to the Agreement and Plan. The obligations of each Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of the Reorganization by Mercury Small Cap shareholders, an opinion of counsel being received with respect to certain tax matters, and the continuing accuracy of various representations and warranties being confirmed by the respective parties.

      Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after approval thereof by the Mercury Small Cap shareholders, prior to the Closing Date, or the Closing Date may be postponed by notice in writing prior to the Closing Date: (i) by mutual consent of the Boards of ML Small Cap, Mercury Small Cap or Small Cap Trust; (ii) by the Board of Mercury Small Cap if any condition to Mercury Small Cap's obligations has not been fulfilled or waived by such Board; or (iii) by the Board of ML Small Cap if any condition to ML Small Cap's obligations has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Reorganization

      FAM believes that the Reorganization will benefit the shareholders of each of ML Small Cap and Mercury Small Cap. Following the Reorganization, certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across the substantially larger asset base of the Combined Fund. As a result, without taking the above-referenced contractual fee waiver/expense reimbursement agreement into effect, the total operating expense ratio for each share class of the Combined Fund

(on a pro forma basis) is expected to be substantially lower than the total operating expense ratio for the corresponding share class of Mercury Small Cap. Taking the above-referenced contractual fee waiver/expense reimbursement agreement into effect, the total operating expense ratio for Class A, Class C, and Class D shares of the Combined Fund (on a pro forma basis) is expected to be substantially lower than the total operating operating expense ratio for Class I, Class C, and Class A shares of Mercury Small Cap, respectively. Because Mercury Small Cap did not accrue a portion of the Class B distribution fee for the six-month period ended September 30, 2002, the total operating expense ratio for Class B shares of Mercury Small Cap after the contractual fee waiver/expense reimbursement agreement is lower than the total operating expense ratio for Class B shares of the Combined Fund (on a pro forma basis). The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury Small Cap will not accrue all of the Class B distribution fee in the future. In addition, the operating expense ratio for the Combined Fund (on a pro forma basis) is expected to be the same as the operating expense ratio for ML Small Cap. Following the Reorganization, shareholders of Mercury Small Cap will remain invested in a diversified, open-end fund with no changes to its current investment objectives and policies and investment advisory arrangements.

      The following table sets forth the net assets for ML Small Cap as of September 30, 2002 and as of its last three fiscal year ends and for Mercury Small Cap as of September 30, 2002 and as of its last two fiscal year ends.



                ML Small Cap                                      Mercury Small Cap
----------------------------------------------    ---------------------------------------------
       Date                      Net Assets                 Date                  Net Assets
-------------------------    -----------------    -------------------------   -----------------
As of September 30, 2002       $2,186,544,115     As of September 30, 2002    $ 7,859,003
As of March 31, 2002           $3,235,919,491     As of March 31, 2002        $10,381,454
As of March 31, 2001           $1,550,826,154     As of March 31, 2001        $   907,176
As of March 31, 2000           $1,222,674,872


      As shown above, Mercury Small Cap has a relatively small asset base. FAM does not believe that Mercury Small Cap will be able to grow to an economically viable size in the foreseeable future. FAM currently caps the fees of each share class of Mercury Small Cap pursuant to the above-described contractual arrangement between FAM and Mercury Small Cap. It is currently the opinion of FAM that it would not be in the best interests of Mercury Small Cap or its shareholders to continue to operate the Fund as a stand-alone feeder fund given its current size. Rather than having two separate feeder funds, FAM believes that Mercury Small Cap shareholders would benefit from the economies of scale that the Combined Fund could achieve.

      Based on the foregoing, the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganization, the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust considered various alternatives, including liquidating Mercury Small Cap or continuing to operate Mercury Small Cap with its current investment objective and policies, and concluded that the Reorganization presented the best option. The Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust determined that the interests of the existing shareholders of each such fund would not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization was in the best interests of each such fund.

Tax Consequences of the Reorganization

      General. The Reorganization has been structured with the intention that it will qualify for Federal income tax purposes as a tax-free reorganization. ML Small Cap and Mercury Small Cap, each have elected and qualified since inception for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"), and ML Small Cap intends to continue to so qualify after the Reorganization. Small Cap Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the Small Cap Trust level and intends to continue to meet such requirements after the Reorganization. The Funds shall have received an opinion of Sidley Austin Brown & Wood LLP, special counsel to each Fund in connection with the Reorganization, to the effect that for Federal income tax purposes: (i) ML Small Cap's acquisition of substantially all of Mercury Small Cap's assets (consisting primarily of all of Mercury Small Cap's shares of Small Cap Trust) and ML Small Cap's assumption of substantially all of Mercury Small Cap's liabilities in exchange solely for shares of ML Small Cap as provided in the Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury Small Cap and ML Small Cap will each be deemed to be a "party" to a Reorganization within the meaning of
Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury Small Cap as a result of ML Small Cap's acquisition of substantially all of Mercury Small Cap's assets solely in exchange for shares of ML Small Cap or on the distribution of the ML Small Cap shares to Mercury Small Cap shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML Small Cap on its receipt of substantially all of Mercury Small Cap's assets in exchange for ML Small Cap shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury Small Cap on the receipt of shares of ML Small Cap in exchange for their shares of Mercury Small Cap; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML Small Cap from Mercury Small Cap (consisting primarily of all of Mercury Small Cap's shares of Small Cap Trust) in the hands of ML Small Cap will be the same as the tax basis of such assets in the hands of Mercury Small Cap immediately prior to the consummation of the Reorganization; (vi) in accordance with
Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML Small Cap received by the shareholders of Mercury Small Cap in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury Small Cap surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML Small Cap acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury Small Cap exchanged therefor, provided, that such Mercury Small Cap shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, ML Small Cap's holding period with respect to the assets that were acquired by ML Small Cap from Mercury Small Cap will include the period for which such assets were held by Mercury Small Cap; and (ix) the taxable year of Mercury Small Cap will end on the Closing Date, and pursuant to Section 381(a) of the Code and regulations thereunder, ML Small Cap will succeed to and take into account certain attributes of Mercury Small Cap, such as earnings and profits, capital loss carryovers and method of accounting.

      Under Section 381(a) of the Code, ML Small Cap will succeed to and take into account certain tax attributes of Mercury Small Cap, including but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which would reduce the benefit of these attributes to ML Small Cap. As of September 30, 2002, Mercury Small Cap had significant net realized capital losses and significant net unrealized capital losses. After the Reorganization, the amount of available tax loss carry forwards per share of the Combined Fund will be greater than the current amount per share of Mercury Small Cap. Subject to certain limitations, the Combined Fund may be able to use such capital losses to offset realized capital gains.

      It is intended that Mercury Small Cap shareholders will not be subject to Federal income tax on the receipt of ML Small Cap shares pursuant to the Reorganization. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged. Mercury Small Cap shareholders should consult their tax advisers concerning the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the Reorganization as compared with exchanging their shares in the Reorganization.

      Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers concerning the foreign, state and local tax consequences of the Reorganization.

      Status as a Regulated Investment Company. Each of ML Small Cap and Mercury Small Cap has elected and qualified since inception to be taxed as a regulated investment company under Sections 851-855 of the Code, and after the Reorganization, ML Small Cap intends to continue to so qualify. Small Cap Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the Small Cap Trust level and intends to continue to meet such requirements after the Reorganization.

Appraisal Rights

      Shareholders of Mercury Small Cap are not entitled to appraisal rights in connection with the acquisition.

Capitalization

      The following tables set forth, as of September 30, 2002: (i) the capitalization of ML Small Cap, (ii) the capitalization of Mercury Small Cap and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.


      Capitalization of ML Small Cap and Mercury Small Cap and Pro Forma
   Capitalization of the Combined Fund as of September 30, 2002 (Unaudited)

                                             ML Small Cap

                            Class A         Class B          Class C         Class D
                            -------         -------          -------         -------

Total Net Assets:        $798,012,237     $676,003,490    $370,399,063     $342,129,325
Shares Outstanding:      47,296,430       43,490,222      24,328,243       20,395,077
  Net Asset Value
  Per Share:             $16.87            $15.54          $15.23           $16.78


                                           Mercury Small Cap

                            Class I         Class B          Class C         Class A
                            -------         -------          -------         -------

Total Net Assets:          $45,901        $5,296,544        $957,380       $1,559,178
Shares Outstanding:        5,311          617,673           113,044        181,079
  Net Asset Value
  Per Share:               $8.64          $8.57             $8.47          $8.61


                                             Combined Fund

       Adjusted*               Class A         Class B          Class C         Class D
       ---------               -------         -------          -------         -------

Total Net Assets:           $798,058,138     $681,300,034    $371,356,443     $343,688,503

Shares Outstanding:         47,306,351       43,841,701      24,383,220       20,482,032
  Net Asset Value
  Per Share:                $16.87           $15.54          $15.23           $16.78
---------------------

* Total Net Assets and Net Asset Value Per Share include the aggregate value of the shares of Small Cap Trust that would have been transferred from Mercury Small Cap to ML Small Cap had the Reorganization taken place on
   September 30, 2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML Small Cap will be distributed to Mercury Small Cap shareholders on the date such transfer of shares in Small Cap Trust takes place, and the foregoing should not be relied upon to reflect the number of shares of ML Small Cap that actually will be received on or after such date.

                      INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

      The Meeting will be held on March 14, 2003, at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey at ____ [a.m.], Eastern time.

Solicitation, Revocation and Use of Proxies

      A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy or by submitting a notice of revocation to the Secretary of ML Small Cap. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

      All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the approval of the Agreement and Plan.

      It is not anticipated that any matters other than the adoption of the Agreement and Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

      Only holders of record of shares of Mercury Small Cap at the close of business on January 17, 2003 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, there were ________ shares of Mercury Small Cap issued and outstanding and entitled to vote.

Security Ownership of Certain Beneficial and Registered Owners and Management of Mercury Small Cap and ML Small Cap

      [To the knowledge of Mercury Small Cap, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury Small Cap's outstanding shares as of the Record Date.]

      [At the Record Date, the Board Members and officers of Mercury Small Cap as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Small Cap and owned less than 1% of the outstanding shares of common stock of ML & Co.]

      [To the knowledge of ML Small Cap, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML Small Cap's outstanding shares as of the Record Date.]

      [At the Record Date, the Board Members and officers of ML Small Cap as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of ML Small Cap and owned less than 1% of the outstanding shares of common stock of ML & Co.]

Voting Rights and Required Vote

      For purposes of this Proxy Statement and Prospectus, each share of each class of Mercury Small Cap is entitled to one vote. Approval of the Agreement and Plan requires the affirmative vote of Mercury Small Cap shareholders representing a majority of the outstanding shares entitled to vote thereon, with all shares voting as a single class.

      Shareholders of Mercury Small Cap are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganization if the Agreement and Plan is approved at the Meeting. However, any shareholder of Mercury Small Cap may redeem his or her Mercury Small Cap shares prior to the Closing Date.

      A quorum for purposes of the Meeting consists of the holders of outstanding shares of Mercury Small Cap, present in person or by proxy entitled to cast one-third of the votes entitled to be cast. If, by the time scheduled for the Meeting, a quorum of Mercury Small Cap's shareholders is not present or if a quorum is present but sufficient votes in favor of the Agreement and Plan are not received from the shareholders of Mercury Small Cap, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of Mercury Small Cap present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of Mercury Small Cap.


                            ADDITIONAL INFORMATION

      The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice, and this Proxy Statement and Prospectus and the expenses related to solicitation of proxies to be voted at the Meeting will be borne by FAM. FAM will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of Mercury Small Cap and will reimburse certain persons that Mercury Small Cap may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of Mercury Small Cap. See "The Reorganization--Terms of the Agreement and Plan--Expenses."

      In order to obtain the necessary quorum at the Meeting, a supplementary solicitation of proxies may be made by mail, telephone, telegraph or personal interview by officers of Mercury Small Cap. [Mercury Small Cap has retained ________________, ________________, _________________, 1-___ ___ ____, to aid
in the solicitation of proxies, at a cost to be borne by FAM.]

      Broker-dealer firms, including Merrill Lynch, holding shares of Mercury Small Cap in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the non-routine proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

      This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which ML Small Cap, Mercury Small Cap and Small Cap Trust have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

      ML Small Cap, Mercury Small Cap and Small Cap Trust, file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by ML Small Cap, Mercury Small Cap and Small Cap Trust can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W. in Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the ML Small Cap Prospectus, the ML Small Cap Statement, the Mercury Small Cap Prospectus, the Mercury Small Cap Statement, other material incorporated herein by reference, and other information regarding Mercury Small Cap, ML Small Cap and Small Cap Trust.

                               LEGAL PROCEEDINGS

      There are no material legal proceedings to which either ML Small Cap, Mercury Small Cap or Small Cap Trust is a party.


                                LEGAL OPINIONS

      Certain tax matters in connection with the Reorganization will be passed upon by Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.


                                    EXPERTS

      The financial highlights of ML Small Cap and Mercury Small Cap included in this Proxy Statement and Prospectus, except for the Financial Highlights for the six-month period ended September 30, 2002 for each Fund, have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-10008. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.


                             SHAREHOLDER PROPOSALS

      Mercury Small Cap does not intend to hold annual shareholder meetings. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of Mercury Small Cap must be received by Mercury Small Cap in a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury Small Cap in order to be considered in Mercury Small Cap's proxy statement and form of proxy relating to the meeting. The persons named as proxies in future proxy materials of Mercury Small Cap may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of such proposal has not been received by Mercury Small Cap by a reasonable time before Mercury Small Cap begins to print and mail the proxy solicitation materials to be used in connection with such meeting. Written proposals with regard to Mercury Small Cap should be sent to the Secretary of Mercury Small Cap, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. If the Reorganization is approved, this meeting will be the last meeting for Mercury Small Cap shareholders.

                                       By Order of the Board of Directors,


                                       SUSAN B. BAKER
                                       Secretary,
                                       Mercury Small Cap Value Fund, Inc.

                                                                      Exhibit I

                     AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ____ day of January, 2003, by and among Merrill Lynch Small Cap
Value Fund, Inc., a Maryland corporation ("ML Small Cap"), Mercury Small Cap Value Fund, Inc., a Maryland corporation ("Mercury Small Cap," and together with ML Small Cap, the "Funds"), and Master Small Cap Value Trust, a Delaware statutory trust ("Small Cap Trust").

                            PLAN OF REORGANIZATION

      The reorganization will comprise the acquisition by ML Small Cap of substantially all of the assets of Mercury Small Cap (consisting primarily of all of Mercury Small Cap's beneficial interests in Small Cap Trust) and the assumption by ML Small Cap of substantially all of the liabilities of Mercury Small Cap, in exchange solely for newly-issued shares of common stock of ML Small Cap, the subsequent distribution of such shares of common stock of ML Small Cap to the stockholders of Mercury Small Cap, and the deregistration and dissolution of Mercury Small Cap, all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

      In the course of the Reorganization, shares of ML Small Cap will be distributed to stockholders of Mercury Small Cap as follows: Mercury Small Cap will liquidate and distribute the shares of common stock of ML Small Cap received by it pro rata to its stockholders in exchange for such stockholders' proportional interests in Mercury Small Cap. The shares of ML Small Cap received by Mercury Small Cap stockholders will be of the same class (except that holders of Class I and Class A shares of Mercury Small Cap will receive Class A and Class D shares of ML Small Cap, respectively) and have the same aggregate net asset value as such stockholders' interest in Mercury Small Cap that are held as of the Valuation Time (defined in Section 3(c) herein). ML Small Cap will not issue any Class R shares in connection with the Reorganization. The same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, shall apply to the shares of ML Small Cap that are received in the Reorganization as applied to the shares of Mercury Small Cap that are held as of the Valuation Time. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

      For ease of reference and clarity of presentation, shares of common stock of ML Small Cap and Mercury Small Cap and beneficial interests in Small Cap Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML Small Cap and Mercury Small Cap and the Trustees of Small Cap Trust are referred to herein as "Board Members;" and the Board of Directors of ML Small Cap and Mercury Small Cap and the Board of Trustees of Small Cap Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.

      As promptly as practicable after the Closing Date (defined in Section 7 herein), Mercury Small Cap shall be dissolved in accordance with the laws of the State of Maryland and shall terminate its registration as an investment company under the Investment Company Act of 1940 (the "1940 Act").

      Each of ML Small Cap and Mercury Small Cap is a "feeder" fund that invests all of its respective assets in Small Cap Trust. This structure is sometimes called a "master/feeder" structure.

                                   AGREEMENT

      In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, ML Small Cap, Mercury Small Cap and Small Cap Trust hereby agree as follows:

1. Representations and Warranties of ML Small Cap.

            (a) ML Small Cap represents and warrants to, and agrees with, Mercury Small Cap that:

            (b) ML Small Cap is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. ML Small Cap has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

            (c) ML Small Cap is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-2809), and such registration has not been revoked or rescinded and is in full force and effect. ML Small Cap has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

            (d) Mercury Small Cap has been furnished with a statement of assets and liabilities and a schedule of investments of ML Small Cap, each as of March 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. Mercury Small Cap has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of ML Small Cap, each as of September 30, 2002. An unaudited statement of assets and liabilities of ML Small Cap and an unaudited schedule of investments of ML Small Cap, each as of the Valuation Time, will be furnished to Mercury Small Cap at or prior to the Closing Date for the purpose of determining the number of shares of ML Small Cap to be issued to Mercury Small Cap pursuant to
      Section 4 of this Agreement; and each will fairly present the financial position of ML Small Cap as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

            (e) Mercury Small Cap has been furnished with ML Small Cap's Annual Report to Shareholders for the year ended March 31, 2002, and ML Small Cap's Semi-Annual Report to Shareholders for the six months ended September 30, 2002, and the financial statements appearing therein fairly present the financial position of ML Small Cap as of the date indicated in conformity with generally accepted accounting principles applied on a consistent basis.

            (f) Mercury Small Cap has been furnished with the prospectus and statement of additional information of ML Small Cap, each dated July 25, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

            (g) ML Small Cap has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of ML Small Cap and Small Cap Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

            (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of ML Small Cap, threatened against it which assert liability on the part of ML Small Cap or which materially affect its financial condition or its ability to consummate the Reorganization. ML Small Cap is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

            (i) ML Small Cap is not a party to nor obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

            (j) There are no material contracts outstanding to which ML Small Cap is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Mercury Small Cap prior to the Valuation Time.

            (k) ML Small Cap has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of ML Small Cap's most recent Annual or Semi-Annual Report to Shareholders, and those incurred in connection with the Reorganization. As of the Valuation Time, ML Small Cap will advise Mercury Small Cap in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of ML Small Cap.

            (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by ML Small Cap of the Reorganization, except such as may be required under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

            (m) The registration statement filed by ML Small Cap on Form N-14 relating to the shares of ML Small Cap to be issued pursuant to this Agreement, which includes the proxy statement of Mercury Small Cap and the prospectus of ML Small Cap with respect to the transaction contemplated hereby, and any supplement, or amendment thereto or to the documents therein (collectively, the "N-14 Registration Statement"), on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement, and at the Closing Date, insofar as it relates to ML Small Cap, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by ML Small Cap for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

            (n) ML Small Cap is authorized to issue 500,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R common stock; each such share class consists of 100,000,000 authorized shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

            (o) The shares of ML Small Cap to be issued to Mercury Small Cap pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement against payment of the consideration set forth herein, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of ML Small Cap will have any preemptive right of subscription or purchase in respect thereof.

            (p) At or prior to the Closing Date, shares of ML Small Cap to be issued to Mercury Small Cap for distribution to the shareholders of Mercury Small Cap on the Closing Date will be duly qualified for offer and sale to the public in all states of the United States in which the sale of shares of Mercury Small Cap presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

            (q) At or prior to the Closing Date, ML Small Cap will have obtained any and all regulatory, Board and other approvals necessary to issue the shares of ML Small Cap to Mercury Small Cap for distribution to Mercury Small Cap's shareholders.

2. Representations and Warranties of Mercury Small Cap.

      Mercury Small Cap represents and warrants to, and agrees with, ML Small Cap that:

            (a) Mercury Small Cap is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Mercury Small Cap has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

            (b) Mercury Small Cap is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-09955), and such registration has not been revoked or rescinded and is in full force and effect. Mercury Small Cap has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify for its taxable year ending upon liquidation.

            (c) As used in this Agreement, the term "Investments" shall mean
      (i) the investments of Mercury Small Cap shown on its schedule of investments as of the Valuation Time furnished to ML Small Cap, and (ii) all other assets owned by Mercury Small Cap or liabilities incurred as of the Valuation Time.

            (d) Mercury Small Cap has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of Mercury Small Cap and Small Cap Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

            (e) ML Small Cap has been furnished with a statement of assets and liabilities and a schedule of investments of Mercury Small Cap, each as of March 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. ML Small Cap has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Mercury Small Cap, each as of September 30, 2002. An unaudited statement of assets and liabilities of Mercury Small Cap and an unaudited schedule of investments of Mercury Small Cap, each as of the Valuation Time, will be furnished to ML Small Cap at or prior to the Closing Date for the purpose of determining the number of shares of ML Small Cap to be issued to Mercury Small Cap pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Mercury Small Cap as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

            (f) ML Small Cap has been furnished with Mercury Small Cap's Annual Report to Shareholders for the year ended March 31, 2002 and Mercury Small Cap's Semi-Annual Report to Shareholders for the six months ended September 30, 2002, and the financial statements appearing therein fairly present the financial position of Mercury Small Cap as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

            (g) ML Small Cap has been furnished with the prospectus and statement of additional information of Mercury Small Cap, each dated July 25, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

            (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Mercury Small Cap, threatened against it which assert liability on the part of Mercury Small

     Cap or which materially affect its financial condition or its ability to consummate the Reorganization. Mercury Small Cap is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

            (i) There are no material contracts outstanding to which Mercury Small Cap is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to ML Small Cap prior to the Valuation Time.

            (j) Mercury Small Cap is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, in any case, which would be violated by its execution of or performance under this Agreement.

            (k) Mercury Small Cap has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report to Shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Mercury Small Cap will advise ML Small Cap in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

            (l) Mercury Small Cap has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Mercury Small Cap have been adequately provided for on its books, and no tax deficiency or liability of Mercury Small Cap has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

            (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Mercury Small Cap of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

            (n) The N-14 Registration Statement, on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement and on the Closing Date, insofar as it relates to Mercury Small Cap, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Mercury Small Cap for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

            (o) Mercury Small Cap is authorized to issue 400,000,000 shares of common stock, par value $.10 per share, divided into four classes, designated Class I, Class B, Class C and Class A common stock, each such share class consists of 100,000,000 shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

            (p) The books and records of Mercury Small Cap made available to ML Small Cap and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Mercury Small Cap.

            (q) Mercury Small Cap will not sell or otherwise dispose of any of the shares of ML Small Cap to be received in the Reorganization, except in distribution to the shareholders of Mercury Small Cap in accordance with Section 4 of this Agreement.

            (r) At or prior to the Closing Date, Mercury Small Cap will have obtained any and all regulatory, Board, shareholder, and other approvals necessary to effect the Reorganization as set forth herein.

3. The Reorganization.

            (a) Subject to receiving the requisite approval of the shareholders of Mercury Small Cap, and to the other terms and conditions contained herein, Mercury Small Cap agrees to convey, transfer and deliver to ML Small Cap and ML Small Cap agrees to acquire from Mercury Small Cap, on the Closing Date, substantially all of Mercury Small Cap's assets (consisting primarily of Mercury Small Cap's shares of Small Cap Trust) and ML Small Cap agrees to assume substantially all of the liabilities of Mercury Small Cap, in exchange solely for shares of ML Small Cap calculated in accordance with Section 4 of this Agreement. Small Cap Trust consents to the conveyance, transfer and delivery of Mercury Small Cap's shares of Small Cap Trust to ML Small Cap on the Closing Date in exchange solely for shares of ML Small Cap. Pursuant to this Agreement, on the Closing Date or as soon as practicable thereafter, Mercury Small Cap will distribute pro rata all shares of ML Small Cap received by it to its shareholders in exchange for such shareholders' proportional interests in Mercury Small Cap. Such distribution shall be accomplished by the opening of shareholder accounts on the books of ML Small Cap in the amounts due the shareholders of Mercury Small Cap based on their respective holdings in Mercury Small Cap as of the Valuation Time.

            (b) Mercury Small Cap will pay or cause to be paid to ML Small Cap any interest or dividends it receives on or after the Closing Date.

            (c) The Valuation Time shall be 4:00 p.m., Eastern time, on March 21, 2003, or such earlier or later day and time as may be agreed upon by the parties hereto in writing (the "Valuation Time").

            (d) ML Small Cap will acquire substantially all of the assets of Mercury Small Cap and will assume the known liabilities of Mercury Small Cap. The known liabilities of Mercury Small Cap as of the Valuation Time shall be confirmed in writing to ML Small Cap by Mercury Small Cap pursuant to Section 2(k) of this Agreement.

            (e) ML Small Cap and Mercury Small Cap will jointly file Articles of Transfer with the State Department of Assessments and Taxation of Maryland and any other such instrument as may be required by the State of Maryland to effect the transfer of the shares to ML Small Cap.

            (f) Mercury Small Cap will be dissolved following the Closing Date by filing Articles of Dissolution with the State Department of Assessments and Taxation of Maryland and any such reports (including tax reports) or other instruments as may be required by the State of Maryland in connection with such dissolution. Mercury Small Cap also will terminate its authority to do business as a foreign corporation in any jurisdiction in which it is so qualified.

4. Issuance and Valuation of Shares of ML Small Cap in the Reorganization.

            The shares of ML Small Cap received by Mercury Small Cap shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury Small Cap will receive Class A and Class D shares of ML Small Cap, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Small Cap as of the Valuation Time. ML Small Cap will not issue any Class R shares in connection with the Reorganization. The net asset value of Mercury Small Cap and ML Small Cap shall be determined as of the Valuation Time in accordance with the procedures described in the prospectus and statement of additional information of ML Small Cap, each dated July 25, 2002. Such valuation and determination shall be made by ML Small Cap in cooperation with Mercury Small Cap. ML Small Cap shall issue Class A, Class B, Class C and Class D shares of ML Small Cap to Mercury Small Cap by the opening of a shareholder account (one in respect of each class) on the books of ML Small Cap registered in the name of Mercury Small Cap. Mercury Small Cap shall distribute such shares of ML Small Cap to its shareholders as described above by indicating the registration of such shares in the name of such Mercury Small Cap shareholders in the amounts due such shareholders based on their respective holdings in Mercury Small Cap as of the Valuation Time.

5. Payment of Expenses.

            (a) The expenses of the Reorganization that are directly attributable to Mercury Small Cap will be borne Fund Asset Management, L.P. ("FAM"). These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury Small Cap shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML Small Cap will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report and Semi-Annual Report to accompany the Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury Small Cap and ML Small Cap.

            (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of ML Small Cap and Mercury Small Cap.

            (a) Mercury Small Cap agrees to call a special meeting of its shareholders to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the approval of this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of Mercury Small Cap issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

            (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

            (c) Mercury Small Cap agrees that following the Closing Date, it will dissolve in accordance with the laws of the State of Maryland and any other applicable law, it will not make any distributions of any ML Small Cap shares other than to its shareholders as described herein and on and after the Closing Date it shall not conduct any business except in connection with its dissolution and deregistration under the 1940 Act.

            (d) Mercury Small Cap undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Mercury Small Cap has ceased to be a registered investment company.

            (e) ML Small Cap will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. ML Small Cap and Mercury Small

      Cap agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

            (f) Each Fund agrees that by the Closing Date, all Federal and other tax returns and reports required to be filed on or before such date shall have been filed by each such Fund and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining any liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. ML Small Cap agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Mercury Small Cap for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Mercury Small Cap shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Mercury Small Cap with respect to Mercury Small Cap's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Mercury Small Cap (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by Mercury Small Cap to the extent such expenses have been accrued by Mercury Small Cap in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by ML Small Cap at the time such tax returns and Forms 1099 are prepared.

            (g) Mercury Small Cap agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with applicable notice requirements of its Articles of Incorporation, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

            (h) Following the consummation of the Reorganization, ML Small Cap expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

            (i) ML Small Cap agrees to comply with the recordkeeping requirements of Rule 17a-8(a)(5) under the 1940 Act after the Reorganization.

7. Closing Date.

            (a) Delivery of Mercury Small Cap's assets to be transferred, and the shares of ML Small Cap to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, N.Y. 10019, at 10:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Mercury Small Cap, ML Small Cap and Small Cap Trust, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any assets of Mercury Small Cap, for any reason, are not transferable on the Closing Date, Mercury Small Cap shall cause such assets to be transferred to ML Small Cap's account with State Street Bank and Trust Company at the earliest practicable date thereafter.

            (b) Mercury Small Cap will deliver to ML Small Cap on the Closing Date confirmations or other adequate evidence as to the tax basis of all of the assets delivered to ML Small Cap hereunder.

            (c) As soon as practicable after the close of business on the Closing Date, Mercury Small Cap shall deliver to ML Small Cap a list of the names and addresses of all of the shareholders of record of Mercury Small Cap on the Closing Date and the number of shares of Mercury Small Cap owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for Mercury Small Cap or by its President.

8. Mercury Small Cap Conditions.

      The obligations of Mercury Small Cap hereunder shall be subject to the following conditions:

            (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the shares of Mercury Small Cap, issued and outstanding and entitled to vote thereon, voting together as a single class, by the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust; and that ML Small Cap shall have delivered to Mercury Small Cap a copy of the resolution approving this Agreement adopted by the Board of ML Small Cap, certified by the Secretary of ML Small Cap.

            (b) That ML Small Cap shall have furnished to Mercury Small Cap a statement of ML Small Cap's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on ML Small Cap's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by ML Small Cap's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of ML Small Cap since the date of ML Small Cap's most recent Annual or Semi-Annual Report to Shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

            (c) That ML Small Cap shall have furnished to Mercury Small Cap a certificate signed by ML Small Cap's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of ML Small Cap made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that ML Small Cap has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

            (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

            (e) That Mercury Small Cap shall have received an opinion of Sidley Austin Brown & Wood LLP, to the effect that for Federal income tax purposes (i) ML Small Cap's acquisition of substantially all of Mercury Small Cap's assets (consisting primarily of Mercury Small Cap's shares of Small Cap Trust) and ML Small Cap's assumption of substantially all of Mercury Small Cap's liabilities in exchange solely for shares of ML Small Cap as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury Small Cap and ML Small Cap will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury Small Cap as a result of ML Small Cap's acquisition of substantially all of Mercury Small Cap's assets solely in exchange for shares of ML Small Cap or on the distribution of the ML Small Cap shares to Mercury Small Cap shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML Small Cap on its receipt of substantially all of Mercury Small Cap's assets in exchange for ML Small Cap shares;
      (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury Small Cap on the receipt of shares of ML Small Cap in exchange for their shares of Mercury Small Cap; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML Small Cap from Mercury Small Cap (consisting primarily of Mercury Small Cap's shares of Small Cap Trust) in the hands of ML Small Cap will be the same as the tax basis of such assets in the hands of Mercury Small Cap immediately prior to the consummation of the

     Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML Small Cap received by the shareholders of Mercury Small Cap in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury Small Cap surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML Small Cap acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury Small Cap exchanged therefor, provided, that such Mercury Small Cap shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, ML Small Cap's holding period with respect to the assets that were acquired by ML Small Cap from Mercury Small Cap (consisting primarily of Mercury Small Cap's shares of Small Cap Trust) will include the period for which such assets were held by Mercury Small Cap; and (ix) the taxable year of Mercury Small Cap will end on the Closing Date and pursuant to Section 381(a) of the Code and regulations thereunder, ML Small Cap will succeed to and take into account certain tax attributes of Mercury Small Cap, such as earnings and profits, capital loss carryovers and method of accounting.

            (f) That all proceedings taken by ML Small Cap and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Mercury Small Cap.

            (g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury Small Cap or ML Small Cap, be contemplated by the Commission.

            (h) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of ML Small Cap or would prohibit the Reorganization.

            (i) That Mercury Small Cap shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, counsel to Mercury Small Cap, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

            (j) That all of the Board Members of Small Cap Trust shall have consented in writing to the transfer of all of Mercury Small Cap's shares of Small Cap Trust to ML Small Cap.

9. ML Small Cap Conditions.

      The obligations of ML Small Cap hereunder shall be subject to the following conditions:

            (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust, and by the affirmative vote of the holders of a majority of the shares of common stock of Mercury Small Cap issued and outstanding and entitled to vote thereon, voting together as a single class; and that Mercury Small Cap shall have delivered to ML Small Cap a copy of the resolution approving this Agreement adopted by the Board of Mercury Small Cap, and a certificate setting forth the vote Mercury Small Cap shareholders obtained, each certified by the Secretary of Mercury Small Cap.

            (b) That Mercury Small Cap shall have furnished to ML Small Cap a statement of Mercury Small Cap's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Mercury Small Cap's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Mercury Small Cap's President (or any Vice President) and its

     Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Mercury Small Cap since the date of Mercury Small Cap's most recent Annual or Semi-Annual Report to Shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

            (c) That Mercury Small Cap shall have furnished to ML Small Cap a certificate signed by Mercury Small Cap's President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of Mercury Small Cap made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and Mercury Small Cap has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

            (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

            (e) That ML Small Cap shall have received an opinion of Sidley Austin Brown & Wood llp with respect to the matters specified in Section 8(e) of this Agreement.

            (f) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury Small Cap or ML Small Cap, be contemplated by the Commission.

            (g) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Mercury Small Cap or would prohibit the Reorganization.

            (h) That ML Small Cap shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, counsel to ML Small Cap, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

            (i) That all proceedings taken by Mercury Small Cap and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to ML Small Cap.

            (j) That prior to the Closing Date, Mercury Small Cap shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

            (k) That all of the Board Members of Small Cap Trust shall have consented in writing to the transfer of all of Mercury Small Cap's shares of Small Cap Trust to ML Small Cap.

10. Termination, Postponement and Waivers.

            (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Mercury Small Cap) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust; (ii) by the Board of Mercury Small Cap if any condition to Mercury Small Cap's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of

     ML Small Cap if any condition to ML Small Cap's obligations set forth in
     Section 9 of this Agreement has not been fulfilled or waived by such Board.

            (b) If the transactions contemplated by this Agreement have not been consummated by _____________________, 2003, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust.

            (c) In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and have no further effect, and there shall not be any liability on the part of either ML Small Cap, Mercury Small Cap or Small Cap Trust or persons who are their directors, officers, agents or shareholders in respect of this Agreement.

            (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of either ML Small Cap or Mercury Small Cap, respectively (whichever is entitled to the benefit of this Agreement), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken. In addition, the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust have delegated to FAM the ability to make non-material changes to the transaction contemplated hereby if FAM deems it to be in the best interests of ML Small Cap, Mercury Small Cap or Small Cap Trust, as the case may be, to do so.

            (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire and terminate on the Closing Date and neither ML Small Cap nor Mercury Small Cap nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, agent or shareholder of ML Small Cap or Mercury Small Cap against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders, to which that officer, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

            (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of ML Small Cap, Mercury Small Cap and Small Cap Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Mercury Small Cap, unless such terms and conditions shall result in a change in the method of computing the number of shares of ML Small Cap to be issued to Mercury Small Cap in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Mercury Small Cap prior to the special meeting at which the Reorganization shall have been approved, this Agreement shall not be adopted and shall terminate unless Mercury Small Cap promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. Other Matters.

            (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who as of the Closing Date is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), ML Small Cap will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

            THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH SMALL CAP VALUE FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL

            REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

      and, further, that stop transfer instructions will be issued to ML Small Cap's transfer agent with respect to such shares. Mercury Small Cap will provide ML Small Cap on the Closing Date with the name of any Mercury Small Cap shareholder who is to the knowledge of Mercury Small Cap an affiliate of Mercury Small Cap on such date.

            (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

            (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to ML Small Cap, Mercury Small Cap or Small Cap Trust, in any case at P.O. Box 9011, Princeton, New Jersey 08543-9011, Attn: Terry K. Glenn, President.

            (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

            (e) Copies of the Articles of Incorporation, as amended, of each of ML Small Cap and Mercury Small Cap are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Board Members of ML Small Cap and Mercury Small Cap.

            (f) Copies of the Certificate of Trust of Small Cap Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Board Members of Small Cap Trust. No Board Member, officer, employee or agent of Small Cap Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of Small Cap Trust; and all such persons shall look solely to Small Cap Trust's property for satisfaction of claims of any nature against a Board Member, officer, employee or agent of Small Cap Trust in connection with the affairs of Small Cap Trust.

      This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                    MERRILL LYNCH SMALL CAP VALUE FUND, INC.


                                    BY:
                                        --------------------------------
                                          (TERRY K. GLENN, PRESIDENT)


ATTEST:


    --------------------------------
      (SUSAN B. BAKER, SECRETARY)


                                      MERCURY SMALL CAP VALUE FUND, INC.


                                      BY:
                                        --------------------------------
                                          (TERRY K. GLENN, PRESIDENT)


ATTEST:


    --------------------------------
      (SUSAN B. BAKER, SECRETARY)


                                      MASTER SMALL CAP VALUE TRUST


                                      BY:
                                        --------------------------------
                                          (TERRY K. GLENN, PRESIDENT)


ATTEST:


    --------------------------------
      (SUSAN B. BAKER, SECRETARY)

                                                                      Exhibit II

                              SECURITY OWNERSHIP

      To the knowledge of ML Small Cap, the following persons or entities owned beneficially or of record 5% or more of any class of ML Small Cap's shares as of the Record Date:

                                  Percentage of Class Owned
                                  -------------------------

Shareholder Name                                                  Percentage of
and Address*         Class A  Class B  Class C Class D  Class R   Fund Owned
----------------     -------  -------  ---------------  -------   -------------





      *The address for each shareholder listed above is: c/o Merrill Lynch Small Cap Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

      To the knowledge of Mercury Small Cap, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Small Cap's shares as of the Record Date:

                                  Percentage of Class Owned
                                  -------------------------
Shareholder Name                                                  Percentage of
and Address*          Class I    Class B    Class C     Class A   Fund Owned
----------------      -------    -------    --------    -------   -------------




      *The address for each shareholder listed above is: c/o Mercury Small Cap Value Fund, Inc., 800 Scudder Mill Road, Plainsboro, New Jersey 08536.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2002

                      STATEMENT OF ADDITIONAL INFORMATION


                   MERRILL LYNCH SMALL CAP VALUE FUND, INC.
                      MERCURY SMALL CAP VALUE FUND, INC.
                                  P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Mercury Small Cap Value Fund, Inc. ("Mercury Small Cap") and Merrill Lynch Small Cap Value Fund, Inc. ("ML Small Cap") dated January ______, 2003 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling ML Small Cap at [1-800-995-6526] or by writing to ML Small Cap at the above address. This Statement of Additional Information is incorporated by reference into the Proxy Statement and Prospectus.

      Further information about ML Small Cap is contained in its Statement of Additional Information, dated July 25, 2002, which is incorporated by reference into this Statement of Additional Information.

      Further information about Mercury Small Cap is contained in its Statement of Additional Information, dated July 25, 2002, which is incorporated by reference into this Statement of Additional Information.

      The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of ML Small Cap, Mercury Small Cap and Master Small Cap Value Trust ("Small Cap Trust"), other material incorporated by reference herein, and other information regarding ML Small Cap, Mercury Small Cap and Small Cap Trust.



  The date of this Statement of Additional Information is January ____, 2003

                              GENERAL INFORMATION

      The shareholders of Mercury Small Cap are being asked to approve the reorganization pursuant to which ML Small Cap will acquire substantially all of the assets, and assume substantially all of the liabilities, of Mercury Small Cap, in exchange solely for newly-issued shares of common stock of ML Small Cap. Mercury Small Cap will then distribute such shares of ML Small Cap common stock pro rata to its stockholders. Mercury Small Cap will thereafter deregister as an investment company under the Investment Company Act of 1940 and dissolve under state law (collectively, the "Reorganization").

      ML Small Cap and Mercury Small Cap are "feeder" funds that invest all of their respective assets in Master Small Cap Value Trust ("Small Cap Trust"), which has the same investment objectives as each of the "feeder" funds. All investments are made, and all portfolio management occurs, at the Small Cap Trust level. Each Fund is an open-end management investment company organized as a Maryland corporation. A Special Meeting of Stockholders of Mercury Small Cap to consider the Reorganization will be held at 800 Scudders Mill Road, Plainsboro, New Jersey, on March 14, 2003 at ___[a.m.], Eastern Time.

      For detailed information about the Reorganization, shareholders of Mercury Small Cap should refer to the Proxy Statement and Prospectus dated January ___, 2003. For further information about ML Small Cap, shareholders should refer to ML Small Cap's Statement of Additional Information, dated July 25, 2002, which is incorporated by reference herein.

                             FINANCIAL STATEMENTS

      In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Reorganization have not been prepared since, as of December 15, 2002, the net asset value of Mercury Small Cap did not exceed 10% of the net asset value of ML Small Cap.

ML Small Cap

      Audited financial statements and accompanying notes for the fiscal year ended March 31, 2002, and the independent auditors' report thereon, dated May 10, 2002, of ML Small Cap are incorporated herein by reference from ML Small Cap's March 31, 2002 Annual Report to Stockholders. Unaudited financial statements and accompanying notes of ML Small Cap for the six-month period ended September 30, 2002 are incorporated herein by reference from ML Small Cap's September 30, 2002 Semi-Annual Report to Stockholders.

Mercury Small Cap

      Audited financial statements and accompanying notes for the fiscal year ended March 31, 2002, and the independent auditors' report thereon, dated May 10, 2002, of Mercury Small Cap are incorporated herein by reference from Mercury Small Cap's March 31, 2002 Annual Report to Stockholders. Unaudited financial statements and accompanying notes of Mercury Small Cap for the six-month period ended September 30, 2002 are incorporated herein by reference from Mercury Small Cap's September 30, 2002 Semi-Annual Report to Stockholders.

                                    PART C
                               OTHER INFORMATION

Item 15.    Indemnification.

      Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

      Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.          Exhibits

1(a)    --    Articles of Incorporation of the Registrant, dated February 22,
             1978.(a)

 (b)    --    Articles of Amendment to Articles of Incorporation of the
             Registrant, dated October 3, 1998.(a)

 (c)    --   Articles Supplementary to the Articles of Incorporation of the
             Registrant, dated October 17, 1994.(a)

 (d)    --   Articles of Amendment to the Articles of Incorporation of the
             Registrant, dated October 17, 1994.(a)

 (e)    --   Articles of Amendment to the Articles of Incorporation of the
             Registrant, dated May 2, 2000.(b)

 (f)    --   Articles of Amendment to the Articles of Incorporation of the
             Registrant, dated July 31, 2000.(c)

 (g)    --   Articles of Transfer from the Registrant to the Master Special
             Value Trust, dated September 5, 2000.(l)

2       --   By-Laws of the Registrant.(d)

3       --   Portions of the Articles of Incorporation, as amended, and the
             By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(e)

4       --   Not Applicable.

5       --   Form of Distribution Agreement between the Registrant and FAM
             Distributors, Inc.(f)

6       --   None.

7       --   Not applicable.

8(a)    --   Form of Administration Agreement between the Registrant and
             Fund Asset Management, L.P.(c)

 (b)(1) --   Form of Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between the Registrant and
             Financial Data Services, Inc.(a)

 (b)(2) --   Form of Amendment to the Transfer Agency, Dividend Disbursing
             Agency and Shareholder Servicing Agency Agreement.(g)

 (c)    --   Form of Administrative Services Agreement between the
             Registrant and State Street Bank and Trust Company.(k)

9       --   None.

10(a)   --   Class B Shares Distribution Plan and Class B Distribution Plan
             Sub-Agreement of the Registrant.(h)

   (b)  --   Class C Shares Distribution Plan and Class B Distribution Plan
             Sub-Agreement of the Registrant.(h)

   (c)  --   Class D Shares Distribution Plan and Class B Distribution Plan
             Sub-Agreement of the Registrant.(h)

   (d)  --   Merrill Lynch Select Pricing System Plan pursuant to Rule
             18f-3.(i)

11      --   Opinion of Sidley Austin Brown & Wood LLP, special counsel for the Registrant.

12      --   None.

13      --   Tax Opinion of Sidley Austin Brown & Wood LLP, special counsel for the Registrant.*

14(a)   --   Consent of Deloitte & Touche LLP, independent auditors for the
             Registrant.

   (b)  --   Consent of Deloitte & Touche LLP, independent auditors for Mercury
             Small Cap Fund, Inc.

15      --   Code of Ethics.(j)

16      --   Power of Attorney.(m)

17(a)   --   Prospectus dated July 25, 2002 and Statement of Additional
             Information dated July 25, 2002 of the Registrant.

   (b)  --   Prospectus dated July 25, 2002 and Statement of Additional
             Information dated July 25, 2002 of Mercury Small Cap Value Fund,
             Inc.

   (c)  --   Annual Report to Stockholders of the Registrant for the fiscal year ended March 31, 2002.

   (d)  --   Annual Report to Stockholders of Mercury Small Cap Value Fund,
             Inc. for the fiscal year ended March 31, 2002.

   (e)  --   Semi-Annual Report to Stockholders of the Registrant for the
             six-month period ended September 30, 2002.

   (f)  --   Semi-Annual Report to Stockholders of Mercury Small Cap Value
             Fund, Inc. for the six-month period ended September 30, 2002.

   (g)  --   Form of Proxy Card.

-------------------

(a) Previously filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-60836) (the "Registration Statement") on July 28, 1995.

(b) Previously filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement on July 28, 2000.

(c) Previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on August 3, 2000.

(d) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on July 28, 1994.

(e) Reference is made to Article IV, Article V (Sections 3, 5, 6 and 7), Articles VI, VII and IX of the Registrant's Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b), 1(c) and 1(d) to the Registration Statement and to Article II, Article III (Sections 1, 3, 5 and 6), Articles VI, VII, XIII and XIV of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registrant's Statement.

(f) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Balanced Capital Fund, Inc. (File No. 2-49007) filed on June 30, 2000.

(g) Previously filed with Post-Effective Amendment No. 31 to the Registrant's Registration Statement on July 25, 2002.

(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Balanced Capital Fund, Inc. (File No. 2-49007) filed on June 30, 2000.

(i) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund Series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

(j) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417) filed on November 22, 2000.

(k) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(l) Previously filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on July 12, 2001.

(m)  Included on the signature page of this Registration Statement.

(*) To be filed by post-effective amendment.


Item 17.     Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                  SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 30th day of December, 2002.

                                      MERRILL LYNCH SMALL CAP VALUE FUND, INC.
                                                    (Registrant)


                                      By:      /s/ Terry K. Glenn
                                          ------------------------------------
                                              (Terry K. Glenn, President)

      Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        Signatures                      Title                       Date
-------------------------   ------------------------------   ------------------

    /s/ Terry K. Glenn
   ---------------------
     (Terry K. Glenn)      President (Principal Executive     December 30, 2002
                                 Officer)and Director
    /s/ Donald C. Burke
   ---------------------
     (Donald C. Burke)          Vice President and            December 30, 2002
                               Treasurer (Principal
                                   Financial and
                                Accounting Officer)
    /s/ Donald W. Burton
   ---------------------
    (Donald W. Burton)                Director                December 30, 2002

    /s/ M. Colyer Crum
   ---------------------
     (M. Colyer Crum)                 Director                December 30, 2002

    /s/ Laurie Simon Hodrick
   ---------------------
  (Laurie Simon Hodrick)              Director                December 30, 2002

    /s/ J. Thomas Touchton
   ---------------------
   (J. Thomas Touchton)               Director                December 30, 2002

    /s/ Fred G. Weiss
   ---------------------
      (Fred G. Weiss)                 Director                December 30, 2002

------------------------------------------------------------------------------
                                  SIGNATURES

Master Small Cap Value Trust has duly caused this Registration Statement of Merrill Lynch Small Cap Value Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of December, 2002.

                                    MASTER SMALL CAP VALUE TRUST



                                 By:   /s/ Terry K. Glenn, President
                                     -----------------------------------
                                         (Terry K. Glenn, President)

Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                   Title                              Date
----------                   -----                              ----

  /s/ Terry K. Glenn
------------------------
    (Terry K. Glenn)         President (Principal Executive   December 30, 2002
                             Officer) and Trustee

  /s/ Donald C. Burke
------------------------
    (Donald C. Burke)        Vice President and Treasurer     December 30, 2002
                             (Principal Financial and
                             Accounting Officer)
  /s/ Donald W. Burton
------------------------
   (Donald W. Burton)        Trustee                          December 30, 2002

  /s/ M. Colyer Crum
------------------------
    (M. Colyer Crum)         Trustee                          December 30, 2002

  /s/ Laurie Simon Hodrick
------------------------
 (Laurie Simon Hodrick)      Trustee                          December 30, 2002

  /s/ J. Thomas Touchton
------------------------
  (J. Thomas Touchton)       Trustee                          December 30, 2002

  /s/ Fred G. Weiss
------------------------
     (Fred G. Weiss)         Trustee                          December 30, 2002

                                 EXHIBIT INDEX

Exhibit
Number            Description
------            -----------

11      --    Opinion of Sidley Austin Brown & Wood  LLP, counsel for the
              Registrant.

14(a)   --    Consent of Deloitte & Touche LLP, independent auditors for the
              Registrant.

  (b)   --    Consent of Deloitte & Touche LLP, independent auditors for
              Mercury Small Cap Value Fund, Inc.

17(a)   --    Prospectus dated July 25, 2002 and Statement of Additional
              Information dated July 25, 2002 of the Registrant.

  (b)   --    Prospectus dated July 25, 2002 and Statement of Additional
              Information dated July 25, 2002 of Mercury Small Cap Value Fund,
               Inc.

  (c)   --    Annual Report to Stockholders of the Registrant for the fiscal year ended March 31, 2002.

  (d)   --    Annual Report to Stockholders of Mercury Small Cap Value Fund,
             Inc. for the fiscal year ended March 31, 2002.

  (e)   --    Semi-Annual Report to Stockholders of the Registrant for the
             six-month period ended September 30, 2002.

  (f)   --    Semi-Annual Report to Stockholders of Mercury Small Cap Value
             Fund, Inc. for the six-month period ended September 30, 2002.

  (g)   --    Form of proxy card.